JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.8%
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 5.94%, 3/18/2026 (a) (b)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (a)	83	72
2.63%, 9/23/2031 (a)	29	25
Macquarie Group Ltd.
6.21%, 11/22/2024 (a)	400	401
(SOFR + 0.69%), 1.20%, 10/14/2025 (a) (b)	595	590
Scentre Group Trust 1, REIT 3.50%, 2/12/2025 (a)	71	70
		1,420
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (a)	2,065	2,181
Azerbaijan — 0.0% ^
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (c)	1,180	1,219
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (c)	1,150	1,184
Brazil — 0.1%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	287	277
CSN Resources SA 4.63%, 6/10/2031 (a) (d)	450	356
Guara Norte SARL 5.20%, 6/15/2034 (a)	287	265
Klabin Austria GmbH 7.00%, 4/3/2049 (c)	1,150	1,170
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	928	977
MV24 Capital BV 6.75%, 6/1/2034 (a)	536	506
Petrobras Global Finance BV 6.85%, 6/5/2115	300	273
Vale Overseas Ltd. 3.75%, 7/8/2030	26	24
Yinson Boronia Production BV 8.95%, 7/31/2042 (a)	938	956
		4,804
Canada — 1.8%
1011778 BC ULC
3.88%, 1/15/2028 (a)	2,020	1,899
3.50%, 2/15/2029 (a)	1,536	1,408
4.00%, 10/15/2030 (a)	4,160	3,711
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,065
Bank of Montreal
3.70%, 6/7/2025	318	314
5.72%, 9/25/2028	48	50
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (b) (e)	5,320	5,378
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (b) (e) (f) (g)	2,497	2,452
5.45%, 6/12/2025	310	311
5.65%, 2/1/2034	1,845	1,923
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (e)	1,900	1,643
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (b) (e)	4,942	5,235
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	4,335	4,576
7.38%, 3/15/2032 (a)	2,378	2,428

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Bombardier, Inc.
7.88%, 4/15/2027 (a)	3,718	3,724
8.75%, 11/15/2030 (a)	1,478	1,602
7.25%, 7/1/2031 (a)	2,861	2,945
7.00%, 6/1/2032 (a) (d)	1,659	1,696
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025	319	315
5.99%, 10/3/2028	1,780	1,861
5.26%, 4/8/2029	837	851
Emera US Finance LP 2.64%, 6/15/2031	34	29
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	9,177	9,129
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (b)	2,237	2,179
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (b)	11,810	11,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (b)	4,722	4,906
Federation des Caisses Desjardins du Quebec
4.40%, 8/23/2025 (a)	317	315
5.70%, 3/14/2028 (a)	554	568
5.25%, 4/26/2029 (a)	2,606	2,646
Garda World Security Corp. 4.63%, 2/15/2027 (a)	3,271	3,149
MEG Energy Corp. 5.88%, 2/1/2029 (a)	1,213	1,198
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	1,512	1,520
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	4,110	4,073
5.25%, 6/1/2027 (a)	5,626	5,490
8.50%, 11/15/2028 (a)	1,631	1,731
9.00%, 2/15/2030 (a)	1,848	1,954
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	2,725	2,728
6.88%, 1/15/2029 (a)	673	673
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	315	293
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (a)	1,467	1,498
7.75%, 3/15/2031 (a)	1,024	1,077
Rogers Communications, Inc.
3.80%, 3/15/2032	62	57
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	6,303	6,101
Royal Bank of Canada
5.20%, 7/20/2026	368	371
5.15%, 2/1/2034	2,015	2,047
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (b) (e)	10,495	10,899
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,506
Toronto-Dominion Bank (The)
4.99%, 4/5/2029	1,778	1,797
4.46%, 6/8/2032	2,275	2,202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (b) (e)	13,713	14,297
TransCanada PipeLines Ltd. 1.00%, 10/12/2024	395	391

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	3,021	2,953
(SOFR + 4.42%), 5.50%, 9/15/2079 (b)	8,775	8,158
Videotron Ltd.
5.13%, 4/15/2027 (a)	264	262
3.63%, 6/15/2029 (a)	74	69
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,138	1,142
		154,000
Colombia — 0.0% ^
Ecopetrol SA
8.63%, 1/19/2029	600	637
8.38%, 1/19/2036	439	437
7.38%, 9/18/2043	412	364
5.88%, 5/28/2045	350	253
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (c)	950	794
		2,485
Denmark — 0.0% ^
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (c)	302	300
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	570	583
		883
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (a) (d)	3,980	3,941
Nordea Bank Abp
4.75%, 9/22/2025 (a)	317	316
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (e) (f) (g)	5,682	5,661
1.50%, 9/30/2026 (a)	1,203	1,120
		11,038
France — 0.9%
Altice France SA
8.13%, 2/1/2027 (a)	3,019	2,442
5.50%, 1/15/2028 (a)	370	271
5.13%, 7/15/2029 (a)	3,800	2,665
5.50%, 10/15/2029 (a)	2,932	2,062
Banque Federative du Credit Mutuel SA
1.00%, 2/4/2025 (a)	326	319
4.94%, 1/26/2026 (a)	653	652
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (e) (f) (g)	4,792	5,141
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (e) (f) (g)	11,939	12,297
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	1,831	1,857
BPCE SA
4.50%, 3/15/2025 (a)	1,771	1,755
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	3,728	3,566
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	458	462

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,079	1,107
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (b) (e) (f) (g)	2,164	2,207
(SONIA GBP ICE Swap Rate 5 Year + 4.81%), 7.50%, 6/23/2026 (a) (b) (e) (f) (g)	GBP3,130	4,026
4.13%, 1/10/2027 (a)	1,003	981
5.13%, 3/11/2027 (a)	991	1,000
5.30%, 7/12/2028 (a)	743	758
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (a) (b) (e) (f) (g)	5,291	4,718
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	1,290	1,300
Societe Generale SA
4.25%, 4/14/2025 (a)	207	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	1,258	1,274
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (e) (f) (g)	8,298	8,511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	2,270	2,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	1,868	1,871
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	2,962	2,980
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (e) (f) (g)	6,316	5,258
7.37%, 1/10/2053 (a)	2,872	2,909
		74,724
Germany — 0.1%
BMW US Capital LLC (SOFRINDX + 0.55%), 5.92%, 4/2/2026 (a) (b)	240	241
Daimler Truck Finance North America LLC 5.20%, 1/17/2025 (a)	320	320
Deutsche Bank AG
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	2,601	2,491
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	239	241
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	132	157
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 6.21%, 3/20/2026 (a) (b)	200	201
		3,651
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (c)	1,147	1,119
India — 0.0% ^
Greenko Dutch BV 3.85%, 3/29/2026 (c)	865	827
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	541	505
		1,332
Ireland — 0.1%
AerCap Ireland Capital DAC
6.45%, 4/15/2027	1,039	1,076
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (b)	1,450	1,466
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	1,293	1,326
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	966	974
EndoDesign 0.00%, 10/15/2024 ‡	925	—
		4,842
Israel — 0.0% ^
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (c)	210	199

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Israel — continued
5.38%, 3/30/2028 (c)	220	197
Leviathan Bond Ltd. 6.50%, 6/30/2027 (c)	720	675
		1,071
Italy — 0.1%
Enel Finance International NV 2.65%, 9/10/2024 (a)	323	322
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	673	687
Optics Bidco SpA
Series 2033, 6.38%, 11/15/2033 (a)	856	839
Series 2034, 6.00%, 9/30/2034 (a)	4,233	4,000
Series 2038, 7.72%, 6/4/2038 (a)	488	523
Telecom Italia Capital SA
6.38%, 11/15/2033	144	140
6.00%, 9/30/2034	273	257
7.72%, 6/4/2038	237	241
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (e) (f) (g)	EUR1,200	1,336
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (e) (f) (g)	EUR202	205
		8,550
Japan — 0.1%
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (a)	200	197
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	269	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b) (d)	429	425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	550	516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	1,380	1,288
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	524	511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	557	521
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (b)	555	565
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (b)	875	894
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	785	802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (b) (e) (f) (g)	2,430	2,448
Suntory Holdings Ltd. 2.25%, 10/16/2024 (a)	250	248
		8,679
Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,106	3,116
Altice France Holding SA 10.50%, 5/15/2027 (a)	4,564	1,709
GCB144A Endo 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,877	1,885
7.50%, 4/15/2029 (a) (d)	5,618	5,719
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	20,281	19,294
		31,723

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (c)	500	444
Wynn Macau Ltd. 5.63%, 8/26/2028 (c)	400	378
		822
Mexico — 0.2%
Braskem Idesa SAPI 7.45%, 11/15/2029 (c)	950	765
Petroleos Mexicanos
6.49%, 1/23/2027	470	454
5.35%, 2/12/2028	1,900	1,723
6.50%, 1/23/2029	420	383
5.95%, 1/28/2031	1,460	1,203
6.70%, 2/16/2032	1,767	1,506
10.00%, 2/7/2033 (d)	725	740
10.00%, 2/7/2033	600	612
5.63%, 1/23/2046	1,999	1,236
6.75%, 9/21/2047	850	575
6.35%, 2/12/2048	500	327
7.69%, 1/23/2050	4,727	3,478
6.95%, 1/28/2060	2,100	1,411
		14,413
Morocco — 0.1%
OCP SA
3.75%, 6/23/2031 (c)	950	832
6.88%, 4/25/2044 (c)	1,030	1,007
5.13%, 6/23/2051 (c)	1,000	767
7.50%, 5/2/2054 (a)	630	650
		3,256
Netherlands — 0.5%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (e) (f) (g)	EUR5,700	6,061
Cooperatieve Rabobank UA
4.38%, 8/4/2025	736	728
3.75%, 7/21/2026	779	759
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (e) (f) (g)	EUR6,000	6,238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	1,104	1,028
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	1,150	1,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (b)	1,150	1,173
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (e) (f) (g)	9,718	9,420
3.95%, 3/29/2027	1,518	1,485
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (e) (f) (g)	5,500	4,737
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (c) (e) (f) (g)	1,200	1,258
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a) (h)	2,341	2,293
8.50%, 8/15/2027 (a) (h)	2,586	2,539
		38,891

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	1,393	1,331
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	704	710
		2,041
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (a)	355	272
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,050
5.63%, 6/19/2047 (c)	600	384
		1,434
South Africa — 0.0% ^
Eskom Holdings SOC Ltd. 7.13%, 2/11/2025 (c)	1,150	1,150
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,000	1,013
		2,163
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (e) (f) (g)	EUR4,000	4,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	3,000	3,016
5.38%, 3/13/2029	1,000	1,022
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (e) (f) (g)	8,150	8,787
Banco Santander SA
3.50%, 3/24/2025	1,400	1,384
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (e) (f) (g)	2,200	2,028
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	800	807
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (e) (f) (g)	4,800	5,227
5.44%, 7/15/2031	800	813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (e) (f) (g)	3,400	3,881
6.94%, 11/7/2033	1,600	1,796
Grifols SA 4.75%, 10/15/2028 (a) (d)	3,109	2,837
		35,943
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (a)	336	321
5.38%, 3/5/2029 (a)	2,535	2,587
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a)	1,782	1,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (e) (f) (g)	3,200	2,796
Swedbank AB 6.14%, 9/12/2026 (a)	1,750	1,788
		9,309
Switzerland — 0.3%
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (e) (f) (g)	876	876
(USD Swap Semi 5 Year + 4.59%), 6.88%, 8/7/2025 (b) (c) (e) (f) (g)	1,990	1,985

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	936	933
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (c) (e) (f) (g)	1,577	1,516
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (b) (e) (f) (g)	1,931	1,818
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (e) (f) (g)	2,633	2,866
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	600	614
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	3,887	4,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (e) (f) (g)	6,826	7,725
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (d)	2,210	1,978
		24,487
Turkey — 0.0% ^
TC Ziraat Bankasi A/S 8.00%, 1/16/2029 (c)	400	409
United Kingdom — 1.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,570	2,330
Barclays plc
3.65%, 3/16/2025	322	318
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.38%, 12/15/2025 (b) (c) (e) (f) (g)	GBP400	505
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (b) (e) (f) (g)	3,196	3,282
(SOFR + 1.74%), 5.69%, 3/12/2030 (b)	460	470
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (b) (e) (f) (g)	10,279	10,864
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	1,380	1,261
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (c) (e) (f) (g)	EUR330	338
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (e) (f) (g)	7,441	6,450
(SOFR + 1.52%), 5.73%, 5/17/2032 (b)	2,565	2,628
(SOFR + 1.78%), 5.72%, 3/4/2035 (b) (d)	2,895	2,979
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (d)	1,867	2,001
Lloyds Banking Group plc
4.45%, 5/8/2025	400	397
4.65%, 3/24/2026	1,380	1,366
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (b) (e) (f) (g)	6,083	6,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	1,343	1,335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	662	669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	3,100	3,175
Nationwide Building Society
1.00%, 8/28/2025 (a)	333	319
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (e) (f) (g)	GBP3,950	4,830
5.13%, 7/29/2029 (a)	1,380	1,396
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (e) (f) (g)	6,996	6,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (e) (f) (g)	2,270	2,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	4,080	4,210
NatWest Markets plc 5.41%, 5/17/2029 (a)	700	713
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	2,346	2,389
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	1,136	1,064

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	1,394	1,403
(EURIBOR 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	706	696
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	508	503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b)	1,024	1,036
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (e) (f) (g)	4,495	4,574
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,520	4,210
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	7,100	6,249
		89,511
United States — 28.5%
AbbVie, Inc.
2.60%, 11/21/2024	450	446
4.05%, 11/21/2039	76	68
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,189	3,128
5.00%, 4/15/2029 (a)	2,490	2,384
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,180	4,716
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,030	4,017
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,072
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,276	2,234
7.00%, 4/15/2028 (a)	3,226	3,297
8.25%, 4/15/2031 (a) (d)	6,149	6,465
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,280	3,993
4.88%, 7/15/2032 (a)	6,428	5,976
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	618	605
6.38%, 6/15/2030 (a)	466	469
AECOM 5.13%, 3/15/2027	294	290
Air Lease Corp.
3.75%, 6/1/2026	32	31
5.85%, 12/15/2027	483	496
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	4,172	4,034
4.63%, 1/15/2027 (a)	7,830	7,634
5.88%, 2/15/2028 (a)	3,301	3,273
3.50%, 3/15/2029 (a)	6,048	5,510
4.88%, 2/15/2030 (a)	884	845
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	7,080	6,981
7.13%, 3/15/2031 (a)	4,466	4,610
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	37	33
2.95%, 3/15/2034	14	12
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	61	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 6/1/2028 (a)	4,340	4,005
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,507	3,423
5.88%, 6/1/2029 (a)	8,589	8,587
3.75%, 1/30/2031 (a)	1,315	1,170
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	3,103	3,150
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	3,001
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (f) (g)	5,871	4,873
Altria Group, Inc. 4.80%, 2/14/2029	38	38
Ameren Corp. 2.50%, 9/15/2024	710	707
American Airlines, Inc.
5.50%, 4/20/2026 (a)	7,567	7,517
5.75%, 4/20/2029 (a)	7,478	7,307
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	248	246
6.50%, 4/1/2027	4,510	4,524
6.88%, 7/1/2028	5,403	5,404
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,615	3,414
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (b)	5,173	4,814
American Express Co.
3.95%, 8/1/2025	102	101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (f) (g)	7,136	6,663
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	435	438
American Honda Finance Corp. (SOFR + 0.50%), 5.85%, 10/10/2025 (b)	169	169
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (b)	657	648
American Tower Corp., REIT
1.45%, 9/15/2026	46	43
1.50%, 1/31/2028	155	139
2.10%, 6/15/2030	57	49
AmeriGas Partners LP
5.50%, 5/20/2025	984	978
5.88%, 8/20/2026	2,830	2,788
5.75%, 5/20/2027	1,214	1,175
9.38%, 6/1/2028 (a)	2,065	2,162
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,941	3,950
ANGI Group LLC 3.88%, 8/15/2028 (a)	1,433	1,248
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	485	484
5.75%, 1/15/2028 (a)	3,110	3,089
5.38%, 6/15/2029 (a)	4,452	4,353
Antero Resources Corp.
8.38%, 7/15/2026 (a)	2,242	2,310
7.63%, 2/1/2029 (a)	1,744	1,801
5.38%, 3/1/2030 (a)	1,432	1,400
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	5,203	3,484

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,387
4.75%, 10/15/2029 (a)	2,037	1,938
APX Group, Inc. 5.75%, 7/15/2029 (a)	185	180
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,810	4,698
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,775	1,584
6.13%, 12/1/2028 (a)	649	537
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,767	1,775
6.25%, 4/1/2028 (a)	2,400	2,394
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	683
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,201
5.25%, 8/15/2027 (a)	8,915	5,173
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	422	404
4.63%, 11/15/2029 (a)	5,584	5,218
4.75%, 3/1/2030	430	404
5.00%, 2/15/2032 (a)	1,004	925
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	5,063	5,069
8.25%, 12/31/2028 (a)	82	84
5.88%, 6/30/2029 (a)	1,122	1,100
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	611
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	280	264
ATI, Inc.
5.88%, 12/1/2027	1,861	1,845
4.88%, 10/1/2029	1,655	1,572
7.25%, 8/15/2030	1,915	2,002
5.13%, 10/1/2031	1,240	1,170
Audacy Capital Corp. 6.50%, 5/1/2027 (a) (i)	7,009	280
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	7,346	7,073
Avient Corp. 7.13%, 8/1/2030 (a)	1,175	1,206
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,568	4,395
4.75%, 4/1/2028 (a) (d)	8,130	7,477
8.00%, 2/15/2031 (a) (d)	3,510	3,481
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	873
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,833	4,731
3.38%, 2/15/2029 (a)	4,680	4,260
Bank of America Corp.
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (b) (f) (g)	7,517	7,510
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (b) (f) (g)	2,053	2,047
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	1,437	1,427
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	2,070	2,055

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.65%), 1.53%, 12/6/2025 (b)	3,547	3,497
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (b) (f) (g)	5,185	5,204
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (f) (g)	3,055	2,885
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (f) (g)	3,230	3,236
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (f) (g)	5,091	5,020
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	966	894
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	1,444	1,227
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,978	1,910
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	1,400	1,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	3,781	3,103
Bank of New York Mellon Corp. (The)
(SOFR + 0.62%), 5.95%, 4/25/2025 (b)	251	252
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (f) (g)	7,637	7,332
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (b)	46	49
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	49
6.88%, 11/1/2035	997	1,010
6.75%, 7/1/2036	2,296	2,298
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	745	765
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	5,547	4,105
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	11,369	10,648
5.75%, 8/15/2027 (a)	965	786
5.00%, 1/30/2028 (a)	2,375	1,330
4.88%, 6/1/2028 (a)	4,374	3,368
5.00%, 2/15/2029 (a)	4,668	2,404
6.25%, 2/15/2029 (a)	2,065	1,089
5.25%, 1/30/2030 (a)	8,398	4,241
5.25%, 2/15/2031 (a)	3,262	1,658
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,077	2,081
Block, Inc.
2.75%, 6/1/2026	1,985	1,888
3.50%, 6/1/2031	1,601	1,389
6.50%, 5/15/2032 (a)	4,941	5,021
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,675	1,675
7.00%, 7/15/2029 (a)	1,417	1,456
7.25%, 7/15/2032 (a)	1,040	1,083
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	802
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	983	905
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,409
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.89%), 4.25%, 3/22/2027 (b) (c) (f) (g)	GBP2,300	2,841
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (b) (c) (f) (g)	EUR7,400	7,708
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (f) (g)	2,553	2,412
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (f) (g)	2,230	2,301

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Brink's Co. (The)
4.63%, 10/15/2027 (a)	3,980	3,858
6.50%, 6/15/2029 (a)	1,087	1,108
Broadcom, Inc. 4.30%, 11/15/2032	67	64
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,427	2,395
3.95%, 12/1/2026	240	231
4.50%, 3/1/2028 (a)	5,175	4,936
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,160	1,110
4.25%, 2/1/2032 (a)	3,138	2,805
6.38%, 6/15/2032 (a)	3,510	3,560
6.38%, 3/1/2034 (a)	2,310	2,330
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,497
4.13%, 4/15/2029 (a)	4,624	4,360
Cable One, Inc. 4.00%, 11/15/2030 (a) (d)	1,284	987
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	85	87
4.63%, 10/15/2029 (a)	2,525	2,346
7.00%, 2/15/2030 (a)	1,145	1,181
6.50%, 2/15/2032 (a)	6,328	6,412
California Resources Corp. 7.13%, 2/1/2026 (a)	5,529	5,541
Calpine Corp.
5.25%, 6/1/2026 (a)	2,545	2,526
4.63%, 2/1/2029 (a)	1,117	1,056
5.00%, 2/1/2031 (a)	1,407	1,329
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (f) (g)	7,699	7,106
Carnival Corp.
5.75%, 3/1/2027 (a)	4,414	4,392
4.00%, 8/1/2028 (a)	3,156	2,982
6.00%, 5/1/2029 (a)	1,183	1,180
7.00%, 8/15/2029 (a)	1,239	1,295
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	11,919	12,885
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,474
7.63%, 3/15/2030	870	908
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	2,093	2,079
3.13%, 2/15/2029 (a)	1,085	1,048
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.82%, 1/6/2025 (b)	157	157
CCO Holdings LLC
5.13%, 5/1/2027 (a)	8,981	8,723
5.00%, 2/1/2028 (a)	17,291	16,461
5.38%, 6/1/2029 (a)	9,608	8,982
4.75%, 3/1/2030 (a)	33,721	30,189

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 8/15/2030 (a)	15,442	13,520
4.25%, 2/1/2031 (a)	16,121	13,717
4.75%, 2/1/2032 (a)	50	43
4.50%, 5/1/2032	1,400	1,172
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,536	5,498
CDW LLC 4.25%, 4/1/2028 (d)	4,000	3,868
Cedar Fair LP
5.38%, 4/15/2027	2,020	2,014
5.25%, 7/15/2029	2,550	2,483
Centene Corp. 3.38%, 2/15/2030	5,040	4,541
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,392
4.13%, 10/15/2030 (d)	3,579	3,234
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (b) (f) (g)	1,177	1,163
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (f) (g)	1,375	1,284
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (f) (g)	12,307	10,390
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	5,783	6,016
9.50%, 1/1/2031 (a)	611	664
Chemours Co. (The) 5.75%, 11/15/2028 (a)	9,029	8,447
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,186
4.00%, 3/1/2031	1,000	926
3.25%, 1/31/2032	78	68
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	575	571
6.75%, 4/15/2029 (a)	11,991	12,115
Chord Energy Corp. 6.38%, 6/1/2026 (a)	6,102	6,130
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	197	190
Ciena Corp. 4.00%, 1/31/2030 (a)	4,011	3,683
Cigna Group (The) 3.25%, 4/15/2025	250	246
Cinemark USA, Inc.
5.25%, 7/15/2028 (a) (d)	2,165	2,093
7.00%, 8/1/2032 (a)	995	1,013
Citibank NA
4.93%, 8/6/2026	250	251
5.57%, 4/30/2034	250	260
Citigroup, Inc.
Series M, (3-MONTH CME TERM SOFR + 3.68%), 9.01%, 8/15/2024 (b) (f) (g)	4,573	4,577
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (f) (g)	2,596	2,562
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (b) (f) (g)	3,896	3,868
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (f) (g)	5,409	5,178
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	1,033	1,016
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (f) (g)	8,855	8,392
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (b) (f) (g)	5,444	5,441
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (f) (g)	5,730	5,734

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	2,024	1,778
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	966	814
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	1,769	1,537
(SOFR + 1.94%), 3.79%, 3/17/2033 (b)	1,900	1,732
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (f) (g)	5,540	5,620
Citizens Financial Group, Inc.
Series B, (3-MONTH CME TERM SOFR + 3.26%), 8.58%, 10/6/2024 (b) (f) (g)	737	731
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (b) (f) (g)	3,253	2,951
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	356	348
8.38%, 7/1/2028 (a)	4,442	4,664
8.63%, 11/1/2030 (a)	2,721	2,939
8.75%, 7/1/2031 (a)	2,840	3,054
Clarios Global LP
6.75%, 5/15/2025 (a)	2,625	2,626
6.25%, 5/15/2026 (a)	10,305	10,298
8.50%, 5/15/2027 (a)	3,430	3,456
6.75%, 5/15/2028 (a)	2,747	2,797
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,541	2,383
4.88%, 7/1/2029 (a)	2,948	2,785
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,196	7,939
9.00%, 9/15/2028 (a) (d)	1,418	1,506
7.50%, 6/1/2029 (a)	12,828	11,015
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	3,278	3,106
6.75%, 4/15/2030 (a)	2,747	2,766
4.88%, 3/1/2031 (a)	1,772	1,617
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	147	146
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	4,445	4,102
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	759
CNX Resources Corp. 7.38%, 1/15/2031 (a) (d)	2,491	2,572
Cogent Communications Group LLC 3.50%, 5/1/2026 (a)	1,158	1,113
Coherent Corp. 5.00%, 12/15/2029 (a)	8,720	8,318
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,628	1,433
3.63%, 10/1/2031 (a)	1,795	1,492
Commonwealth Edison Co. 3.10%, 11/1/2024	234	234
CommScope LLC
6.00%, 3/1/2026 (a)	5,095	4,783
8.25%, 3/1/2027 (a)	10,030	6,941
4.75%, 9/1/2029 (a)	4,840	3,509
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,840	3,605
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,473	2,368
6.00%, 1/15/2029 (a)	2,684	2,492

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 4/1/2030 (a)	540	410
5.25%, 5/15/2030 (a)	8,163	7,119
4.75%, 2/15/2031 (a)	3,117	2,564
10.88%, 1/15/2032 (a)	2,999	3,224
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,616	8,348
5.88%, 1/15/2030 (a)	2,507	2,332
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	1,101	1,134
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,650	4,407
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (j)	13,330	14,258
10.63% (PIK), 5/15/2027 (a) (j)	8,013	6,216
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	4,646	4,730
CoreCivic, Inc. 8.25%, 4/15/2029 (d)	3,705	3,899
Coty, Inc.
5.00%, 4/15/2026 (a)	2,095	2,072
4.75%, 1/15/2029 (a)	880	842
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	87	81
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	7,190	7,590
7.63%, 4/1/2032 (a)	2,248	2,305
7.38%, 1/15/2033 (a)	1,955	1,982
Crown Castle, Inc., REIT 3.65%, 9/1/2027	115	111
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,222	2,558
11.25%, 5/15/2028 (a)	1,567	1,417
6.50%, 2/1/2029 (a)	10,417	8,023
3.38%, 2/15/2031 (a)	1,735	1,153
4.50%, 11/15/2031 (a)	2,518	1,736
Dana, Inc. 5.63%, 6/15/2028	3,036	2,959
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,770	8,947
3.75%, 2/15/2031 (a)	6,536	5,654
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,610
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,263	4,105
Discovery Communications LLC 3.63%, 5/15/2030	87	77
DISH DBS Corp.
5.88%, 11/15/2024	26,602	24,807
7.75%, 7/1/2026	10,126	6,513
5.25%, 12/1/2026 (a)	10,065	8,378
5.75%, 12/1/2028 (a)	2,450	1,798
DISH Network Corp. 11.75%, 11/15/2027 (a)	9,900	9,909
DOC DR LLC, REIT
3.95%, 1/15/2028	28	27
2.63%, 11/1/2031	9	8
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (f) (g)	3,942	3,741

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (b)	1,330	1,397
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	2,040	2,118
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (d)	2,736	2,397
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,705	4,398
4.38%, 6/15/2031 (a)	1,677	1,546
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	2,838	2,573
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,524
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	1,800	1,765
4.13%, 4/1/2029 (a)	2,842	2,645
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (f) (g)	2,952	2,837
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,365	2,405
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	696	645
Embarq Corp. 8.00%, 6/1/2036	4,000	1,166
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,741	2,091
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	9,085	9,256
6.75%, 7/15/2031 (a)	1,209	1,233
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	5,869	6,020
8.75%, 5/1/2031 (a)	2,280	2,394
Encompass Health Corp.
5.75%, 9/15/2025	2,678	2,674
4.75%, 2/1/2030	2,190	2,088
4.63%, 4/1/2031	3,595	3,349
Endo DAC, Escrow
0.00%, 7/31/2027 ‡ (i)	2,492	75
0.00%, 6/30/2028 ‡ (i)	2,563	77
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	945	996
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	1,513	1,521
4.75%, 6/15/2028 (a)	6,415	6,085
4.38%, 3/31/2029 (a)	7,644	7,057
Energy Transfer LP
5.75%, 4/1/2025	2,000	1,997
7.38%, 2/1/2031 (a)	995	1,051
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	740	788
EnLink Midstream LLC
5.38%, 6/1/2029	803	800
6.50%, 9/1/2030 (a)	1,548	1,613
EnLink Midstream Partners LP
4.85%, 7/15/2026	2,940	2,905
5.60%, 4/1/2044	522	469
Enpro, Inc. 5.75%, 10/15/2026	50	50

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,146	2,037
4.75%, 4/15/2029 (a)	5,001	4,825
3.63%, 5/1/2029 (a)	3,009	2,729
5.95%, 6/15/2030 (a)	7,392	7,375
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,780	1,781
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	3,752	3,622
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	817	817
7.50%, 6/1/2027 (a)	2,955	3,036
6.50%, 7/1/2027 (a)	2,555	2,604
4.50%, 1/15/2029 (a)	4,296	4,116
7.50%, 6/1/2030 (a)	2,365	2,552
4.75%, 1/15/2031 (a)	5,576	5,265
EQT Corp. 7.00%, 2/1/2030 (h)	1,165	1,257
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	5,800	5,970
8.63%, 5/15/2032 (a)	820	851
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (a)	566	569
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (f) (g)	786	771
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,888
F&G Global Funding 0.90%, 9/20/2024 (a)	486	483
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,295	1,218
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	208	194
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (b) (f) (g)	1,050	1,020
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	626	648
(SOFR + 1.84%), 5.63%, 1/29/2032 (b)	828	842
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (h)	594	610
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,000	1,963
4.69%, 6/9/2025	9,424	9,346
5.13%, 6/16/2025	7,621	7,584
4.13%, 8/4/2025	3,842	3,789
3.38%, 11/13/2025	5,380	5,246
4.39%, 1/8/2026	5,270	5,193
6.95%, 3/6/2026	1,712	1,749
6.95%, 6/10/2026	1,864	1,914
4.54%, 8/1/2026	2,052	2,019
2.70%, 8/10/2026	2,049	1,948
4.27%, 1/9/2027	8,068	7,858
3.82%, 11/2/2027	2,940	2,798
2.90%, 2/16/2028	1,455	1,336
6.80%, 5/12/2028	1,944	2,028
2.90%, 2/10/2029	880	789
7.20%, 6/10/2030	896	958

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 11/13/2030	2,774	2,521
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	215	213
5.00%, 5/1/2028 (a)	10,138	9,764
6.75%, 5/1/2029 (a)	1,345	1,271
5.88%, 11/1/2029 (d)	50	45
6.00%, 1/15/2030 (a) (d)	114	103
8.75%, 5/15/2030 (a)	2,138	2,240
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	1,499	1,456
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,750	2,404
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,918
3.63%, 6/15/2029 (a)	1,138	1,059
3.75%, 10/1/2030 (a)	469	429
Gates Corp. 6.88%, 7/1/2029 (a)	873	889
GCI LLC 4.75%, 10/15/2028 (a)	9,465	8,786
General Motors Financial Co., Inc. 4.30%, 4/6/2029	32	31
Genesis Energy LP
8.00%, 1/15/2027	1,670	1,708
7.75%, 2/1/2028	3,701	3,756
8.25%, 1/15/2029	871	906
8.88%, 4/15/2030	2,535	2,684
7.88%, 5/15/2032	1,347	1,375
GEO Group, Inc. (The) 8.63%, 4/15/2029	1,958	2,039
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	3,564	3,524
4.00%, 8/1/2028 (a)	4,132	3,884
4.75%, 6/15/2029 (a) (d)	2,885	2,749
6.75%, 1/15/2031 (a)	1,402	1,442
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,370	3,240
7.50%, 4/15/2032 (a)	2,580	2,599
Global Medical Response, Inc. 10.00% (Blend (Cash 8.75% + PIK 1.25%)), 10/31/2028 (a) (j)	2,308	2,266
Global Payments, Inc.
3.20%, 8/15/2029	90	82
2.90%, 11/15/2031	25	21
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	135	123
Goldman Sachs Bank USA (SOFR + 0.77%), 6.15%, 3/18/2027 (b)	320	320
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (b) (f) (g)	1,733	1,698
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (f) (g)	2,104	2,084
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (f) (g)	6,520	6,122
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (f) (g)	2,128	1,966
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	967	900
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	39	37
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	32	30
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	2,047	1,982

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (f) (g)	6,745	7,056
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (f) (g)	7,540	7,771
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,012	869
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	966	812
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	34	29
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	2,805	3,084
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	310	312
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,268	3,224
5.00%, 7/15/2029	2,972	2,805
5.25%, 7/15/2031 (d)	1,189	1,112
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	981
Gray Television, Inc.
7.00%, 5/15/2027 (a) (d)	6,492	6,284
10.50%, 7/15/2029 (a)	7,900	8,244
4.75%, 10/15/2030 (a) (d)	3,000	2,014
5.38%, 11/15/2031 (a)	2,346	1,529
Griffon Corp. 5.75%, 3/1/2028 (d)	4,655	4,557
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (a)	1,271	1,185
6.38%, 1/15/2030 (a)	1,187	1,197
Gulfport Energy Corp.
8.00%, 5/17/2026	713	723
8.00%, 5/17/2026 (a)	4,293	4,351
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (d)	1,595	1,688
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,661	1,709
HCA, Inc. 2.38%, 7/15/2031	151	127
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	50	47
Healthpeak OP LLC, REIT 3.40%, 2/1/2025	244	241
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,841	3,809
6.63%, 6/15/2029 (a)	2,268	2,316
Hertz Corp. (The)
4.63%, 12/1/2026 (a) (d)	3,713	2,801
12.63%, 7/15/2029 (a) (d)	2,345	2,494
5.00%, 12/1/2029 (a) (d)	8,062	5,329
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 (i)	1,106	39
5.50%, 10/15/2024 (i)	11,828	414
7.13%, 8/1/2026 (i)	5,505	495
6.00%, 1/15/2028 (i)	5,450	491
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	4,090	4,067
6.50%, 6/1/2029 (a)	1,763	1,797
4.25%, 2/15/2030 (a)	2,708	2,513
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	318	318

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	351	351
6.00%, 4/15/2030 (a)	1,791	1,752
6.25%, 4/15/2032 (a)	1,490	1,449
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	815	805
6.25%, 2/15/2029	769	779
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,807	2,804
5.88%, 4/1/2029 (a)	1,254	1,264
3.75%, 5/1/2029 (a)	1,645	1,525
4.88%, 1/15/2030	1,463	1,415
6.13%, 4/1/2032 (a)	1,184	1,196
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,592	4,186
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	2,815	2,996
7.38%, 7/15/2032 (a)	1,430	1,473
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (d)	3,046	1,428
Humana, Inc. 4.50%, 4/1/2025	178	177
Huntington Bancshares, Inc.
Series E, (3-MONTH CME TERM SOFR + 3.14%), 8.44%, 10/15/2024 (b) (f) (g)	3,742	3,673
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (b) (f) (g)	415	382
Huntington National Bank (The) (SOFR + 1.22%), 5.70%, 11/18/2025 (b)	478	478
Hyundai Capital America
1.65%, 9/17/2026 (a)	76	71
2.10%, 9/15/2028 (a)	38	34
iHeartCommunications, Inc.
6.38%, 5/1/2026	10,142	8,574
8.38%, 5/1/2027	6,013	2,458
5.25%, 8/15/2027 (a)	3,193	2,091
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.16%, 12/21/2065 (a) (b)	6,008	4,987
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.41%, 12/21/2065 (a) (b)	2,205	1,862
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,546	9,926
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	897	923
IQVIA, Inc.
5.00%, 10/15/2026 (a)	4,100	4,040
5.00%, 5/15/2027 (a)	2,190	2,150
6.50%, 5/15/2030 (a) (d)	596	613
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	3,155	3,081
5.25%, 3/15/2028 (a)	2,229	2,184
5.00%, 7/15/2028 (a)	409	396
4.50%, 2/15/2031 (a)	2,811	2,584
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	71	64
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	1,249	1,230
4.88%, 12/15/2027 (a)	3,250	3,094

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
KFC Holding Co. 4.75%, 6/1/2027 (a)	508	497
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	21	17
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	633	645
5.88%, 6/15/2030 (a)	2,016	1,996
Knife River Corp. 7.75%, 5/1/2031 (a)	1,244	1,305
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,796	1,848
LABL, Inc.
6.75%, 7/15/2026 (a)	3,480	3,459
10.50%, 7/15/2027 (a)	994	968
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	275	266
4.13%, 1/31/2030 (a)	6,785	6,194
4.38%, 1/31/2032 (a)	1,328	1,197
LD Holdings Group LLC 8.75%, 11/1/2027 (a)	535	487
Lear Corp. 2.60%, 1/15/2032	11	9
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a) (d)	3,892	2,744
11.00%, 11/15/2029 (a)	2,320	2,455
3.88%, 10/15/2030 (a) (d)	1,239	798
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	1,226
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	1,604	1,440
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	2,950	2,939
5.63%, 3/15/2026 (a)	4,097	4,062
6.50%, 5/15/2027 (a)	10,261	10,383
4.75%, 10/15/2027 (a)	8,509	8,251
3.75%, 1/15/2028 (a)	1,533	1,441
Lumen Technologies, Inc.
Series G, 6.88%, 1/15/2028	799	438
4.50%, 1/15/2029 (a)	1,570	686
4.13%, 4/15/2029 (a) (d)	2,193	1,606
5.38%, 6/15/2029 (a)	4,316	1,877
4.13%, 4/15/2030 (a)	11,017	7,767
M/I Homes, Inc. 4.95%, 2/1/2028	262	256
Madison IAQ LLC
4.13%, 6/30/2028 (a)	750	700
5.88%, 6/30/2029 (a)	4,424	4,142
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	4,783	5,205
Marathon Petroleum Corp. 4.70%, 5/1/2025	215	214
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (f) (g)	1,310	1,302
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	34
4.50%, 6/15/2029 (a)	971	903
MassMutual Global Funding II (SOFR + 0.87%), 6.25%, 3/21/2025 (a) (b)	300	301
MasTec, Inc. 4.50%, 8/15/2028 (a)	5,891	5,702
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	682	701

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Matador Resources Co. 6.50%, 4/15/2032 (a)	1,944	1,954
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	13,834	14,277
9.25%, 4/15/2027 (a)	2,950	2,954
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	4,100	3,949
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,954	10,222
6.25%, 4/1/2029 (a)	4,212	4,298
5.25%, 10/1/2029 (a)	4,525	4,374
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 6.17%, 9/9/2024 (b) (f) (g)	1,440	1,250
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	7,703	8,329
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (b) (f) (g)	6,557	6,356
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (b) (f) (g)	2,284	2,273
MGM Resorts International
5.75%, 6/15/2025	6,917	6,909
4.63%, 9/1/2026	2,710	2,657
6.50%, 4/15/2032	3,131	3,142
Microchip Technology, Inc. 4.25%, 9/1/2025	250	247
Midcontinent Communications 5.38%, 8/15/2027 (a)	2,413	2,369
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	714	674
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	4,359	4,398
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,762	1,788
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,318	1,231
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,186	1,111
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	1,150	1,095
3.88%, 11/15/2030 (a)	100	90
Moog, Inc. 4.25%, 12/15/2027 (a)	630	603
Morgan Stanley
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	1,046	1,035
(SOFR + 0.94%), 2.63%, 2/18/2026 (b)	3,043	2,997
Series M, 5.87%, 9/15/2026 (f) (g) (h) (k)	2,389	2,356
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	84	79
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	41	40
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	1,288	1,303
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	37	30
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,973	1,666
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	1,400	1,425
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	270	272
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	1,700	1,737
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	11	8
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (b)	948	950
Murphy Oil USA, Inc.
4.75%, 9/15/2029	65	62
3.75%, 2/15/2031 (a)	1,256	1,115
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	544	554

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	430	427
5.50%, 8/15/2028 (a)	1,311	1,273
5.13%, 12/15/2030 (a)	2,225	2,072
5.75%, 11/15/2031 (a)	4,735	4,519
7.13%, 2/1/2032 (a)	1,802	1,839
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,744	4,090
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	510	488
5.13%, 4/15/2029 (a)	7,689	7,346
5.25%, 10/1/2030 (a)	819	768
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,105
New Albertsons LP
7.75%, 6/15/2026	1,535	1,559
6.63%, 6/1/2028	613	608
7.45%, 8/1/2029	392	412
8.00%, 5/1/2031	2,108	2,214
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	8,657	8,636
6.38%, 9/15/2027 (d)	1,335	1,333
6.63%, 9/15/2029	1,966	1,972
6.87%, 4/1/2036 (h)	1,192	1,141
News Corp.
3.88%, 5/15/2029 (a)	4,395	4,069
5.13%, 2/15/2032 (a)	2,490	2,365
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,244	12,845
4.75%, 11/1/2028 (a)	6,755	6,215
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	1,880	1,954
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (b)	4,282	4,131
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (b)	1,933	1,800
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,257	2,287
8.38%, 2/15/2032 (a)	2,255	2,304
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	3,505	3,554
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	7,770	7,805
Nordstrom, Inc. 4.38%, 4/1/2030	359	326
Novelis Corp.
3.25%, 11/15/2026 (a)	2,558	2,434
4.75%, 1/30/2030 (a)	4,690	4,431
NRG Energy, Inc.
6.63%, 1/15/2027	2,196	2,194
5.75%, 1/15/2028	694	690
3.38%, 2/15/2029 (a)	2,175	1,958
5.25%, 6/15/2029 (a)	3,177	3,089
3.63%, 2/15/2031 (a)	1,728	1,512

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.88%, 2/15/2032 (a)	762	665
7.00%, 3/15/2033 (a)	1,654	1,774
NuStar Logistics LP
6.00%, 6/1/2026	2,577	2,580
6.38%, 10/1/2030	2,015	2,056
Occidental Petroleum Corp. 8.88%, 7/15/2030	5,866	6,859
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,166	3,891
OneMain Finance Corp.
7.13%, 3/15/2026	4,539	4,617
3.50%, 1/15/2027	1,875	1,772
6.63%, 1/15/2028	3,483	3,529
3.88%, 9/15/2028	370	338
Organon & Co.
4.13%, 4/30/2028 (a)	7,653	7,190
5.13%, 4/30/2031 (a)	6,281	5,780
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	669	654
4.25%, 1/15/2029 (a)	1,231	1,141
4.63%, 3/15/2030 (a) (d)	1,446	1,329
7.38%, 2/15/2031 (a)	1,888	1,978
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (d)	4,592	4,035
6.63%, 4/1/2030 (a) (d)	2,464	2,302
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,223	2,225
Pacific Life Global Funding II (SOFR + 0.60%), 5.96%, 3/27/2026 (a) (b)	153	153
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	4,777	4,513
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (i)	6,648	—
Paramount Global
4.20%, 5/19/2032	67	57
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (b)	3,186	2,783
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	922	847
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	773	776
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	2,555	2,521
4.25%, 8/1/2029 (a)	7,702	7,133
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	2,676	2,709
8.00%, 4/15/2027 (a)	2,380	2,457
9.88%, 7/15/2031 (a)	3,005	3,348
7.00%, 1/15/2032 (a)	2,596	2,688
6.25%, 2/1/2033 (a)	2,008	2,023
PetSmart, Inc.
4.75%, 2/15/2028 (a)	7,776	7,306
7.75%, 2/15/2029 (a)	4,906	4,762
PG&E Corp. 5.00%, 7/1/2028	5,904	5,759
Pike Corp.
5.50%, 9/1/2028 (a)	2,908	2,820

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.63%, 1/31/2031 (a)	797	857
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	2,610
PNC Financial Services Group, Inc. (The)
Series R, (3-MONTH CME TERM SOFR + 3.30%), 8.65%, 12/1/2024 (b) (f) (g)	646	647
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (f) (g)	12,684	11,341
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (b) (f) (g)	6,445	6,428
(SOFR + 1.34%), 5.30%, 1/21/2028 (b)	446	450
(SOFR + 1.62%), 5.35%, 12/2/2028 (b)	255	259
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	1,400	1,444
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	3,282	3,250
5.50%, 12/15/2029 (a)	7,413	7,192
4.63%, 4/15/2030 (a)	3,075	2,865
6.25%, 2/15/2032 (a)	1,274	1,290
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.26%, 3/30/2067 (b)	8,857	8,813
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,090
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	282	276
3.75%, 4/1/2031 (a)	1,071	944
Pricoa Global Funding I
2.40%, 9/23/2024 (a)	166	165
1.15%, 12/6/2024 (a)	304	299
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	9,647	9,640
3.38%, 8/31/2027 (a)	1,981	1,849
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (b)	3,685	3,466
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (b)	333	334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	3,551	3,667
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	3,190	3,252
PTC, Inc. 4.00%, 2/15/2028 (a)	177	168
QVC, Inc. 4.75%, 2/15/2027	125	109
Qwest Corp. 7.25%, 9/15/2025	325	322
Radiology Partners, Inc. 7.78% (Blend (Cash 4.28% + PIK 3.00%)), 1/31/2029 (a) (j)	1,829	1,713
Range Resources Corp.
4.88%, 5/15/2025	3,190	3,169
8.25%, 1/15/2029	3,867	4,017
4.75%, 2/15/2030 (a)	252	239
Regal Rexnord Corp.
6.05%, 4/15/2028	2,162	2,216
6.30%, 2/15/2030	1,822	1,900
6.40%, 4/15/2033	2,552	2,666
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	2,896	2,896
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	7,265	7,053
7.25%, 7/15/2028 (a)	929	959
4.50%, 2/15/2029 (a)	7,243	6,862

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.50%, 4/1/2032 (a)	2,910	2,943
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,882	3,028
Rite Aid Corp.
8.00% (PIK), 10/18/2024 ‡ (a) (j)	2,765	1,467
(3-MONTH CME TERM SOFR + 7.00%), 12.32%, 10/18/2024 ‡ (a) (b) (d)	947	2,692
7.50%, 7/1/2025 ‡ (a) (i)	3,803	—
8.00%, 11/15/2026 ‡ (a) (i)	6,024	1
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,759	2,607
3.63%, 3/1/2029 (a)	3,048	2,798
4.00%, 10/15/2033 (a)	466	401
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (a)	1,170	1,093
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	5,305	5,613
9.25%, 1/15/2029 (a)	4,735	5,061
6.25%, 3/15/2032 (a)	2,035	2,075
6.00%, 2/1/2033 (a) (l)	2,949	2,968
Royalty Pharma plc 2.15%, 9/2/2031	40	33
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	3,037
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,140	1,098
3.13%, 2/1/2029	1,040	942
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,155
4.50%, 10/15/2029	3,957	3,681
4.00%, 4/1/2031	2,829	2,499
4.38%, 2/1/2032	3,387	2,998
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (d)	2,582	1,795
Seagate HDD Cayman
8.25%, 12/15/2029	2,385	2,570
8.50%, 7/15/2031	565	613
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (b) (f) (g)	6,444	6,312
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	5,003	4,616
Sensata Technologies BV
4.00%, 4/15/2029 (a)	5,555	5,148
5.88%, 9/1/2030 (a)	2,070	2,043
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	878	775
Service Corp. International
7.50%, 4/1/2027	2,735	2,834
5.13%, 6/1/2029	207	203
3.38%, 8/15/2030	2,353	2,082
4.00%, 5/15/2031	915	824
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d) (j)	10,142	8,507
9.75%, 10/1/2027 (a)	1,580	1,586

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	2,890	2,444
5.50%, 3/1/2030 (a) (d)	684	416
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,150	1,113
4.00%, 7/15/2028 (a)	26,200	24,045
5.50%, 7/1/2029 (a)	7,815	7,470
4.13%, 7/1/2030 (a)	685	595
3.88%, 9/1/2031 (a)	81	68
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	275	273
7.25%, 5/15/2031 (a)	2,078	2,142
6.63%, 5/1/2032 (a)	2,891	2,969
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	384	384
SM Energy Co.
5.63%, 6/1/2025	2,985	2,983
6.75%, 9/15/2026	2,398	2,401
6.63%, 1/15/2027	3,335	3,339
6.50%, 7/15/2028	1,527	1,523
6.75%, 8/1/2029 (a)	2,043	2,057
7.00%, 8/1/2032 (a)	1,749	1,768
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (d)	3,656	3,342
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,212	2,256
Southwestern Energy Co.
8.38%, 9/15/2028	855	883
5.38%, 3/15/2030	4,903	4,786
4.75%, 2/1/2032	918	858
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	729	611
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,541	2,750
Sprint LLC 7.63%, 2/15/2025	9,544	9,593
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,038	9,944
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,221	4,923
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	1,072	1,074
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,647	1,611
4.75%, 1/15/2028 (a)	6,985	6,692
4.38%, 7/15/2030 (a)	215	196
3.38%, 1/15/2031 (a)	2,353	2,013
Staples, Inc.
10.75%, 9/1/2029 (a)	9,155	8,868
12.75%, 1/15/2030 (a)	5,152	4,001
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	1,222	1,257
State Street Corp.
Series H, (3-MONTH CME TERM SOFR + 2.80%), 8.14%, 9/15/2024 (b) (f) (g)	1,500	1,502
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (f) (g)	9,316	9,326
(SOFR + 1.57%), 4.82%, 1/26/2034 (b)	966	955
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,274	5,005

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Stericycle, Inc. 3.88%, 1/15/2029 (a) (d)	1,821	1,731
Summit Materials LLC
5.25%, 1/15/2029 (a)	947	926
7.25%, 1/15/2031 (a)	1,085	1,131
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	536	490
Sunoco LP
5.88%, 3/15/2028	433	431
7.00%, 5/1/2029 (a)	1,157	1,191
4.50%, 5/15/2029	2,780	2,627
4.50%, 4/30/2030	4,232	3,949
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (d)	2,300	2,375
Synaptics, Inc. 4.00%, 6/15/2029 (a) (d)	1,881	1,723
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	14	13
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,540	2,451
7.38%, 2/15/2029 (a)	1,375	1,393
6.00%, 12/31/2030 (a)	1,933	1,832
6.00%, 9/1/2031 (a)	5,087	4,795
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,040
6.88%, 1/15/2029	1,906	1,957
TEGNA, Inc.
4.75%, 3/15/2026 (a)	541	533
4.63%, 3/15/2028	1,537	1,410
5.00%, 9/15/2029	1,190	1,086
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	7,570	6,914
3.88%, 10/15/2031 (a)	3,165	2,724
Tenet Healthcare Corp.
6.25%, 2/1/2027	5,110	5,121
5.13%, 11/1/2027	9,715	9,542
4.25%, 6/1/2029	1,135	1,071
6.13%, 6/15/2030	4,044	4,059
6.75%, 5/15/2031	4,288	4,406
Terex Corp. 5.00%, 5/15/2029 (a)	5,704	5,482
T-Mobile USA, Inc. 2.25%, 11/15/2031	249	209
TopBuild Corp. 4.13%, 2/15/2032 (a)	429	386
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,016	5,109
6.63%, 3/1/2032 (a)	3,132	3,204
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,444	1,439
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	956	994
Transocean, Inc. 8.75%, 2/15/2030 (a)	1,220	1,282
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (d)	517	466
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,160
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	2,095	2,157
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,659

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,446	1,207
5.13%, 4/1/2029 (a)	3,303	1,252
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,758	2,672
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,215	1,280
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (b) (f) (g)	3,082	3,036
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (b) (f) (g)	2,346	2,214
(SOFR + 1.62%), 5.44%, 1/24/2030 (b)	819	832
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (f) (g)	8,089	7,555
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	2,038	2,084
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	2,970	3,026
4.50%, 8/15/2029 (a)	2,625	2,530
UDR, Inc., REIT
3.20%, 1/15/2030	74	68
3.00%, 8/15/2031	19	17
United Rentals North America, Inc.
5.50%, 5/15/2027	3,326	3,313
3.88%, 2/15/2031	2,265	2,047
6.13%, 3/15/2034 (a)	3,642	3,659
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,677
United States Steel Corp. 6.88%, 3/1/2029	363	365
Uniti Group LP, REIT 4.75%, 4/15/2028 (a)	57	49
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	60	60
8.00%, 8/15/2028 (a)	5,210	5,236
7.38%, 6/30/2030 (a)	5,599	5,391
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (f) (g)	8,257	7,470
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (b) (f) (g)	1,414	1,371
(SOFR + 1.56%), 5.38%, 1/23/2030 (b)	170	173
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	1,904	1,614
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	1,686	1,732
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,200	1,234
Vail Resorts, Inc. 6.50%, 5/15/2032 (a) (d)	1,735	1,774
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,769	1,852
Ventas Realty LP, REIT
2.65%, 1/15/2025	69	68
4.00%, 3/1/2028	46	45
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	4,292	4,470
9.50%, 2/1/2029 (a)	1,805	2,008
7.00%, 1/15/2030 (a)	2,798	2,827
9.88%, 2/1/2032 (a)	1,810	2,009
VICI Properties LP, REIT
4.63%, 6/15/2025 (a)	2,251	2,229

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 9/1/2026 (a)	995	977
4.25%, 12/1/2026 (a)	8,012	7,817
5.75%, 2/1/2027 (a)	4,882	4,916
4.63%, 12/1/2029 (a)	4,688	4,514
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,976	5,945
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (f) (g)	1,712	1,722
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	166	165
5.63%, 2/15/2027 (a)	7,310	7,254
5.00%, 7/31/2027 (a)	86	84
4.38%, 5/1/2029 (a)	1,606	1,515
7.75%, 10/15/2031 (a)	4,969	5,251
6.88%, 4/15/2032 (a)	2,128	2,190
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	2,245	2,284
VMware LLC 2.20%, 8/15/2031	132	110
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	3,178
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,335	2,437
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	28	27
4.28%, 3/15/2032	62	54
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	570
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	2,953	2,902
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (f) (g)	11,798	11,317
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	2,047	1,976
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (f) (g)	2,955	3,143
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (f) (g)	4,530	4,585
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	1,157	1,171
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	966	949
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	559	566
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	966	985
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (i)	1,030	77
9.00%, 11/15/2026 (a) (d) (i)	10,820	4,328
13.13%, 11/15/2027 (a) (i)	444	18
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,215	3,295
6.38%, 3/15/2029 (a)	6,178	6,258
6.63%, 3/15/2032 (a)	1,785	1,818
Westlake Corp. 0.88%, 8/15/2024	483	482
William Carter Co. (The) 5.63%, 3/15/2027 (a)	6,014	5,949
Williams Cos., Inc. (The) 2.60%, 3/15/2031	39	34
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,116	1,136
7.38%, 10/1/2031 (a)	2,911	3,027
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	4,231	3,844

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WP Carey, Inc., REIT
2.40%, 2/1/2031	69	58
2.45%, 2/1/2032	14	12
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	4,453	4,307
5.63%, 8/15/2029 (a)	1,661	1,520
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	6,520	6,276
7.13%, 2/15/2031 (a)	925	964
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	85
8.88%, 11/30/2029 (a)	2,419	2,247
XHR LP, REIT 4.88%, 6/1/2029 (a)	1,316	1,242
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,865
7.13%, 2/1/2032 (a)	1,640	1,696
Yum! Brands, Inc.
3.63%, 3/15/2031	661	590
4.63%, 1/31/2032	3,547	3,308
5.38%, 4/1/2032	64	62
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	309	279
		2,460,946
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,145
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA
8.50%, 10/27/2020 (c) (i)	619	558
6.00%, 11/15/2026 (c) (i)	4,490	516
9.75%, 5/17/2035 (c) (i)	1,750	215
		1,289
Total Corporate Bonds (Cost $3,104,109)		3,001,236
	SHARES (000)
Common Stocks — 32.1%
Australia — 0.6%
AGL Energy Ltd.	379	2,576
APA Group	19	100
Atlas Arteria Ltd.	95	326
Bendigo & Adelaide Bank Ltd.	157	1,285
BHP Group Ltd.	57	1,561
Dexus, REIT	137	632
Glencore plc	487	2,701
IGO Ltd. (d)	58	213
Insignia Financial Ltd.	379	687
JB Hi-Fi Ltd.	12	567

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Magellan Financial Group Ltd.	44	296
Metcash Ltd.	131	313
QBE Insurance Group Ltd.	1,000	11,802
Region RE Ltd., REIT	108	161
Rio Tinto Ltd.	148	11,369
Rio Tinto plc	119	7,712
Sonic Healthcare Ltd.	85	1,533
Telstra Group Ltd.	135	350
Transurban Group	64	546
Woodside Energy Group Ltd.	129	2,336
Woolworths Group Ltd.	88	1,990
		49,056
Austria — 0.1%
ANDRITZ AG	25	1,615
Erste Group Bank AG	165	8,565
OMV AG	30	1,269
		11,449
Belgium — 0.1%
Ageas SA	24	1,163
KBC Group NV	13	991
Proximus SADP	165	1,193
Solvay SA	47	1,645
		4,992
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,533	4,845
Banco do Brasil SA	1,026	4,810
Itau Unibanco Holding SA (Preference)	518	3,116
TIM SA	1,070	3,286
		16,057
Canada — 0.8%
Agnico Eagle Mines Ltd.	51	3,931
Bank of Nova Scotia (The)	87	4,041
BCE, Inc.	118	3,985
Canadian Imperial Bank of Commerce	77	3,996
Canadian Natural Resources Ltd.	62	2,207
Enbridge, Inc.	114	4,278
Fortis, Inc.	102	4,269
Great-West Lifeco, Inc.	139	4,170
Hydro One Ltd. (c)	56	1,768
Magna International, Inc.	40	1,761
Manulife Financial Corp.	139	3,693
Nutrien Ltd.	80	4,092
Pembina Pipeline Corp.	123	4,782
Power Corp. of Canada	157	4,539
Restaurant Brands International, Inc.	58	4,053

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
TC Energy Corp.	107	4,550
TELUS Corp.	240	3,880
Tourmaline Oil Corp.	90	3,949
		67,944
Chile — 0.0% ^
Banco Santander Chile, ADR	74	1,490
China — 1.1%
China Construction Bank Corp., Class H	8,496	5,933
China Mengniu Dairy Co. Ltd.	1,912	3,199
China Merchants Bank Co. Ltd., Class H	1,395	5,782
China Petroleum & Chemical Corp., Class H	6,884	4,412
China Resources Gas Group Ltd.	822	2,789
China Resources Land Ltd.	538	1,608
China Yangtze Power Co. Ltd., Class A	1,817	7,509
Fuyao Glass Industry Group Co. Ltd., Class A	413	2,575
Fuyao Glass Industry Group Co. Ltd., Class H (c)	811	4,236
Haier Smart Home Co. Ltd., Class A	350	1,322
Haier Smart Home Co. Ltd., Class H	2,010	6,572
Huayu Automotive Systems Co. Ltd., Class A	743	1,604
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,831	6,361
JD.com, Inc., Class A	184	2,432
Lenovo Group Ltd.	1,052	1,363
Midea Group Co. Ltd., Class A	699	6,167
NetEase, Inc.	500	9,229
Ping An Insurance Group Co. of China Ltd., Class H	944	4,097
Shenzhou International Group Holdings Ltd.	366	3,098
Tencent Holdings Ltd.	212	9,797
Tingyi Cayman Islands Holding Corp.	1,614	1,968
Wuliangye Yibin Co. Ltd., Class A	222	3,902
Zhejiang Supor Co. Ltd., Class A	280	1,947
		97,902
Denmark — 0.3%
AP Moller - Maersk A/S, Class B	1	1,692
Danske Bank A/S	48	1,457
Novo Nordisk A/S, Class B	144	19,066
Pandora A/S	9	1,465
Sydbank A/S	19	1,029
		24,709
Finland — 0.3%
Fortum OYJ	99	1,527
Kemira OYJ	40	903
Kone OYJ, Class B	23	1,183
Konecranes OYJ	12	815
Mandatum OYJ	135	626
Nokia OYJ	327	1,285

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Nordea Bank Abp	157	1,838
Nordea Bank Abp	357	4,183
Orion OYJ, Class B	50	2,302
Sampo OYJ, Class A	36	1,577
UPM-Kymmene OYJ	275	9,087
Wartsila OYJ Abp	84	1,728
		27,054
France — 2.0%
Accor SA	26	988
Air Liquide SA	16	2,879
Amundi SA (c)	15	1,087
AXA SA	81	2,859
Ayvens SA (c)	23	155
BNP Paribas SA	42	2,888
Cie de Saint-Gobain SA	29	2,460
Cie Generale des Etablissements Michelin SCA	638	25,272
Coface SA	67	1,014
Covivio SA, REIT	5	275
Danone SA	55	3,566
Eiffage SA	12	1,221
Engie SA	689	10,831
Eurazeo SE	13	1,033
Gaztransport Et Technigaz SA	6	960
Klepierre SA, REIT	199	5,701
La Francaise des Jeux SAEM (c)	26	1,024
Legrand SA	160	17,316
LVMH Moet Hennessy Louis Vuitton SE	39	27,237
Orange SA	140	1,551
Pernod Ricard SA	58	7,704
Publicis Groupe SA	23	2,378
Renault SA	17	817
Rexel SA	39	984
Rubis SCA	42	1,316
SCOR SE	10	211
TotalEnergies SE	130	8,759
Vallourec SACA *	82	1,331
Vinci SA	285	32,500
Vivendi SE	166	1,770
		168,087
Germany — 0.7%
Allianz SE (Registered)	73	20,528
BASF SE	96	4,466
Bayerische Motoren Werke AG	10	894
Commerzbank AG	75	1,213
Deutsche Telekom AG (Registered)	164	4,300
E.ON SE	164	2,304

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Evonik Industries AG	82	1,666
Freenet AG	56	1,541
Heidelberg Materials AG	16	1,640
HOCHTIEF AG	9	1,109
LEG Immobilien SE	16	1,362
Mercedes-Benz Group AG	30	1,995
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19	9,549
SAP SE	15	3,078
Vonovia SE	117	3,599
		59,244
Hong Kong — 0.2%
AIA Group Ltd.	942	6,300
Hang Lung Properties Ltd.	591	433
Henderson Land Development Co. Ltd.	115	323
Hong Kong Exchanges & Clearing Ltd.	84	2,478
Hysan Development Co. Ltd.	148	203
New World Development Co. Ltd.	1,002	934
Orient Overseas International Ltd.	77	1,084
PCCW Ltd.	192	100
Power Assets Holdings Ltd.	37	236
United Energy Group Ltd. *	18,614	798
VTech Holdings Ltd.	53	351
WH Group Ltd. (c)	720	468
Yue Yuen Industrial Holdings Ltd.	404	659
		14,367
India — 0.5%
Bajaj Auto Ltd.	49	5,645
HCL Technologies Ltd.	405	7,970
HDFC Bank Ltd.	353	6,810
Infosys Ltd., ADR	628	13,898
Shriram Finance Ltd.	200	7,027
Tata Consultancy Services Ltd.	85	4,479
		45,829
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	8,211	3,238
Bank Rakyat Indonesia Persero Tbk. PT	29,094	8,372
Telkom Indonesia Persero Tbk. PT	29,212	5,188
		16,798
Ireland — 0.3%
Accenture plc, Class A	72	23,619
AIB Group plc	179	1,028
Cairn Homes plc	545	1,115
		25,762

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — 0.0% ^
Delek Group Ltd.	2	214
Plus500 Ltd.	25	762
		976
Italy — 0.6%
A2A SpA	474	1,005
Azimut Holding SpA	38	964
Banca Generali SpA	24	1,056
Banca Mediolanum SpA	270	3,183
Banco BPM SpA	185	1,279
BFF Bank SpA (c)	175	1,975
Coca-Cola HBC AG	35	1,295
Enel SpA	819	5,845
Eni SpA	343	5,494
FinecoBank Banca Fineco SpA	57	965
Generali	70	1,803
Intesa Sanpaolo SpA	1,966	7,983
Maire SpA	160	1,266
Mediobanca Banca di Credito Finanziario SpA	79	1,284
Poste Italiane SpA (c)	87	1,181
UniCredit SpA	270	11,094
Unipol Gruppo SpA	98	1,053
		48,725
Japan — 1.3%
Activia Properties, Inc., REIT	—	369
AEON REIT Investment Corp., REIT	1	464
Aozora Bank Ltd.	184	3,051
Bridgestone Corp.	425	17,321
Canon, Inc.	73	2,282
Chubu Electric Power Co., Inc.	12	149
Dai Nippon Printing Co. Ltd.	46	1,523
Electric Power Development Co. Ltd.	115	1,904
ENEOS Holdings, Inc.	274	1,437
FANUC Corp.	56	1,654
Frontier Real Estate Investment Corp., REIT	—	322
Hulic Co. Ltd.	80	780
Idemitsu Kosan Co. Ltd.	334	2,196
Industrial & Infrastructure Fund Investment Corp., REIT	1	576
Invincible Investment Corp., REIT	1	456
Japan Metropolitan Fund Invest, REIT (d)	3	2,138
Japan Post Holdings Co. Ltd.	119	1,263
Japan Prime Realty Investment Corp., REIT	—	185
Japan Tobacco, Inc.	26	774
Kansai Electric Power Co., Inc. (The)	49	835
KDX Realty Investment Corp., REIT	1	856
Kirin Holdings Co. Ltd.	155	2,195
Kyushu Railway Co.	102	2,731

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsubishi Chemical Group Corp.	264	1,560
Mori Hills REIT Investment Corp., REIT	—	130
Nippon Building Fund, Inc., REIT	—	725
Nippon Steel Corp. (d)	122	2,658
Nippon Telegraph & Telephone Corp.	1,690	1,801
Niterra Co. Ltd.	6	189
Pigeon Corp.	47	474
Pola Orbis Holdings, Inc.	42	394
Seiko Epson Corp.	14	246
Sekisui House REIT, Inc., REIT	1	414
Shin-Etsu Chemical Co. Ltd.	749	33,261
SoftBank Corp.	355	4,636
Sumitomo Rubber Industries Ltd.	40	419
Takeda Pharmaceutical Co. Ltd.	129	3,621
Tokio Marine Holdings, Inc.	431	16,898
Toyo Tire Corp.	34	550
United Urban Investment Corp., REIT	1	1,237
		114,674
Luxembourg — 0.1%
Intelsat SA ‡ *	270	10,274
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	769	5,772
Kimberly-Clark de Mexico SAB de CV, Class A	830	1,479
Southern Copper Corp.	26	2,741
Wal-Mart de Mexico SAB de CV	2,220	7,388
		17,380
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (c)	130	2,275
ASML Holding NV	8	7,806
ASR Nederland NV	25	1,235
BE Semiconductor Industries NV	20	2,584
Heineken NV	180	15,943
ING Groep NV	134	2,430
Koninklijke BAM Groep NV	311	1,291
Koninklijke KPN NV	2,718	10,709
NN Group NV	30	1,496
OCI NV	25	605
SBM Offshore NV	107	1,737
Wolters Kluwer NV	12	1,931
		50,042
New Zealand — 0.0% ^
Spark New Zealand Ltd.	407	1,046
Norway — 0.2%
Aker BP ASA	29	688
DNB Bank ASA	64	1,327

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — continued
Equinor ASA	203	5,369
Frontline plc	25	622
Hoegh Autoliners ASA	87	952
Norsk Hydro ASA	149	826
Telenor ASA	426	5,079
Wallenius Wilhelmsen ASA	96	891
		15,754
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	116	1,422
Portugal — 0.0% ^
Navigator Co. SA (The)	282	1,143
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	2,552	61
Severstal PAO, GDR ‡ * (c)	132	42
Severstal PAO, GDR ‡ * (c)	10	3
		106
Saudi Arabia — 0.2%
Al Rajhi Bank	151	3,439
Saudi Arabian Oil Co. (c)	885	6,513
Saudi National Bank (The)	722	7,295
		17,247
Singapore — 0.3%
BW LPG Ltd. (c)	73	1,182
CapitaLand Ascendas, REIT	580	1,184
DBS Group Holdings Ltd.	768	21,035
Hafnia Ltd.	193	1,527
Singapore Airlines Ltd.	89	468
Singapore Telecommunications Ltd.	987	2,280
		27,676
South Africa — 0.2%
Anglo American plc	56	1,684
Bidvest Group Ltd. (The)	133	1,998
FirstRand Ltd.	649	2,916
Shoprite Holdings Ltd.	181	3,026
Standard Bank Group Ltd.	337	4,110
Vodacom Group Ltd.	358	2,011
		15,745
South Korea — 0.6%
Hana Financial Group, Inc.	103	4,889
Hyundai Motor Co.	15	2,745
Kangwon Land, Inc.	21	217
KB Financial Group, Inc.	88	5,707
Kia Corp.	55	4,466
KT&G Corp.	9	617

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Samsung Electronics Co. Ltd.	274	16,873
Samsung Electronics Co. Ltd. (Preference)	106	5,045
Samsung Fire & Marine Insurance Co. Ltd.	18	4,922
Shinhan Financial Group Co. Ltd.	149	6,571
SK Telecom Co. Ltd.	92	3,644
		55,696
Spain — 0.4%
Acerinox SA	58	610
ACS Actividades de Construccion y Servicios SA	30	1,335
Aena SME SA (c)	9	1,709
Banco Bilbao Vizcaya Argentaria SA	267	2,798
Banco de Sabadell SA	333	704
Banco Santander SA	627	3,023
Bankinter SA	59	506
CaixaBank SA	319	1,859
Cia de Distribucion Integral Logista Holdings SA	51	1,521
Endesa SA	259	5,031
Iberdrola SA *	9	113
Iberdrola SA	292	3,859
Industria de Diseno Textil SA	68	3,309
Mapfre SA	423	1,025
Naturgy Energy Group SA	111	2,671
Unicaja Banco SA (c)	359	483
		30,556
Sweden — 0.4%
Skandinaviska Enskilda Banken AB, Class A	106	1,634
Svenska Handelsbanken AB, Class A	138	1,393
Tele2 AB, Class B	601	6,192
Telia Co. AB	319	926
Trelleborg AB, Class B	36	1,319
Volvo AB, Class B	1,016	25,927
		37,391
Switzerland — 0.3%
ABB Ltd. (Registered)	59	3,273
Accelleron Industries AG	23	1,139
Novartis AG (Registered)	94	10,472
Partners Group Holding AG	1	1,929
UBS Group AG (Registered)	118	3,578
Zurich Insurance Group AG	5	2,839
		23,230
Taiwan — 1.3%
Accton Technology Corp.	214	3,355
ASE Technology Holding Co. Ltd.	1,611	7,519
MediaTek, Inc.	45	1,714
Novatek Microelectronics Corp.	221	3,564

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
President Chain Store Corp.	60	508
Quanta Computer, Inc.	1,033	8,797
Realtek Semiconductor Corp.	458	7,225
Taiwan Semiconductor Manufacturing Co. Ltd.	2,487	72,554
Vanguard International Semiconductor Corp.	930	3,315
Wistron Corp.	1,061	3,192
Wiwynn Corp.	69	4,381
		116,124
Thailand — 0.1%
SCB X PCL	1,476	4,265
Siam Cement PCL (The) (Registered)	275	1,699
		5,964
United Kingdom — 1.8%
3i Group plc	58	2,333
Admiral Group plc	23	825
AstraZeneca plc	124	19,734
Aviva plc	244	1,571
B&M European Value Retail SA	63	381
Balfour Beatty plc	325	1,760
Barclays plc	798	2,386
Barratt Developments plc	533	3,610
Berkeley Group Holdings plc	29	1,911
British American Tobacco plc	10	339
British Land Co. plc (The), REIT	437	2,315
Britvic plc	101	1,647
BT Group plc	648	1,176
Centrica plc	1,117	1,904
Coca-Cola Europacific Partners plc	63	4,619
Direct Line Insurance Group plc	399	967
Drax Group plc	82	686
Dunelm Group plc	98	1,547
Games Workshop Group plc	6	858
Harbour Energy plc	233	935
HSBC Holdings plc	650	5,909
Imperial Brands plc	180	4,963
InterContinental Hotels Group plc	20	2,018
Intermediate Capital Group plc	64	1,816
Investec plc	153	1,208
ITV plc	1,042	1,072
Lancashire Holdings Ltd.	129	1,051
Land Securities Group plc, REIT	179	1,467
Lloyds Banking Group plc	12,936	9,882
M&G plc	86	236
Man Group plc	300	945
Mitie Group plc	1,068	1,664
National Grid plc	250	3,172

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
NatWest Group plc	1,087	5,155
Next plc	12	1,449
Persimmon plc	73	1,487
Phoenix Group Holdings plc	277	1,953
RELX plc	464	21,906
Sage Group plc (The)	168	2,348
SSE plc	634	15,353
Taylor Wimpey plc	1,019	2,089
Telecom Plus plc	43	1,044
Tesco plc	1,120	4,777
Unilever plc	125	7,689
Vodafone Group plc	3,804	3,559
WPP plc	181	1,746
		157,462
United States — 16.1%
3M Co.	39	4,921
AbbVie, Inc.	182	33,677
AES Corp. (The)	166	2,948
Altria Group, Inc.	91	4,447
American Electric Power Co., Inc.	48	4,727
Amgen, Inc.	15	5,042
Analog Devices, Inc.	89	20,642
Annaly Capital Management, Inc., REIT	209	4,170
AT&T, Inc.	248	4,773
Avangrid, Inc.	121	4,309
Bank of America Corp.	679	27,353
Best Buy Co., Inc.	123	10,642
BlackRock, Inc.	13	11,405
BP plc	1,305	7,714
Bristol-Myers Squibb Co.	114	5,412
Broadcom, Inc.	221	35,433
BXP, Inc., REIT	68	4,834
Campbell Soup Co.	90	4,194
Cardinal Health, Inc.	42	4,222
CF Industries Holdings, Inc.	42	3,200
CH Robinson Worldwide, Inc.	28	2,498
Chesapeake Energy Corp.	43	3,278
Chevron Corp.	141	22,650
Cisco Systems, Inc.	81	3,925
Citizens Financial Group, Inc.	70	2,974
Claire's Stores, Inc. ‡ *	4	42
Clear Channel Outdoor Holdings, Inc. *	287	477
Clorox Co. (The)	28	3,684
CME Group, Inc.	116	22,560
Coca-Cola Co. (The)	527	35,183
Comcast Corp., Class A	100	4,126
Conagra Brands, Inc.	143	4,339

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
ConocoPhillips	53	5,886
Consolidated Edison, Inc.	44	4,321
CRH plc	20	1,683
Crown Castle, Inc., REIT	39	4,265
Cummins, Inc.	16	4,804
Darden Restaurants, Inc.	60	8,728
Devon Energy Corp.	85	4,002
Diamondback Energy, Inc.	9	1,899
Digital Realty Trust, Inc., REIT	30	4,553
Dominion Energy, Inc.	237	12,665
Dow, Inc.	423	23,028
Duke Energy Corp.	43	4,648
Eastman Chemical Co.	48	4,906
Eaton Corp. plc	2	532
Edison International	63	5,023
Emerson Electric Co.	42	4,966
Endo, Inc. *	111	3,201
Endo, Inc. * (a)	42	1,227
Entergy Corp.	39	4,540
Envision Healthcare Corp. ‡ *	7	70
EOG Resources, Inc.	102	12,983
Evergy, Inc.	78	4,526
Eversource Energy	69	4,447
Exxon Mobil Corp.	259	30,704
Fastenal Co.	65	4,573
Federal Realty Investment Trust, REIT	37	4,119
Fidelity National Information Services, Inc.	258	19,786
FirstEnergy Corp.	104	4,375
FMC Corp.	71	4,119
Ford Motor Co.	324	3,504
Frontier Communications Parent, Inc. *	81	2,382
General Dynamics Corp.	3	1,029
General Mills, Inc.	63	4,235
Genuine Parts Co.	25	3,639
Gilead Sciences, Inc.	52	3,988
GSK plc	411	7,971
Gulfport Energy Corp. *	15	2,165
Healthpeak Properties, Inc., REIT	233	5,086
Hewlett Packard Enterprise Co.	224	4,456
Holcim AG	35	3,278
Honeywell International, Inc.	96	19,744
Host Hotels & Resorts, Inc., REIT	114	1,993
HP, Inc.	86	3,120
iHeartMedia, Inc., Class A *	122	217
Intel Corp.	98	3,009
International Business Machines Corp.	25	4,724
International Flavors & Fragrances, Inc.	50	4,932

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
International Paper Co.	110	5,104
Interpublic Group of Cos., Inc. (The)	140	4,492
Iron Mountain, Inc., REIT	53	5,423
J M Smucker Co. (The)	21	2,489
Johnson & Johnson	162	25,509
Juniper Networks, Inc.	128	4,836
Kellanova	74	4,287
Kenvue, Inc.	418	7,723
KeyCorp	326	5,261
Kimberly-Clark Corp.	33	4,390
Kimco Realty Corp., REIT	211	4,593
Kinder Morgan, Inc.	238	5,039
Kraft Heinz Co. (The)	126	4,438
Lowe's Cos., Inc.	89	21,878
LyondellBasell Industries NV, Class A	45	4,468
Mallinckrodt plc ‡ *	66	3,582
McDonald's Corp.	72	19,046
Merck & Co., Inc.	143	16,227
Meta Platforms, Inc., Class A	99	46,840
Microchip Technology, Inc.	184	16,338
Micron Technology, Inc.	69	7,619
Microsoft Corp.	223	93,159
Mid-America Apartment Communities, Inc., REIT	1	144
Moran Foods Backstop Equity ‡ *	17,743	177
Morgan Stanley	202	20,860
Mosaic Co. (The)	125	3,706
Motorola Solutions, Inc.	11	4,561
MYT Holding LLC ‡ *	1,342	470
National CineMedia, Inc. *	107	648
Nestle SA (Registered)	303	30,641
NetApp, Inc.	37	4,671
Newmont Corp.	113	5,553
NextEra Energy, Inc.	392	29,971
NMG, Inc. ‡ * (d)	41	5,581
NMG, Inc. ‡ *	4	592
Omnicom Group, Inc.	47	4,582
ONEOK, Inc.	58	4,842
Otis Worldwide Corp.	292	27,608
PACCAR, Inc.	22	2,178
PepsiCo, Inc.	20	3,408
Pfizer, Inc.	57	1,734
Philip Morris International, Inc.	40	4,616
Phillips 66	30	4,373
Pinnacle West Capital Corp.	56	4,795
PPL Corp.	39	1,168
Procter & Gamble Co. (The)	121	19,443
Prologis, Inc., REIT	221	27,849

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Prudential Financial, Inc.	40	5,067
Public Service Enterprise Group, Inc.	145	11,563
Public Storage, REIT	13	3,982
Regency Centers Corp., REIT	62	4,197
Regions Financial Corp.	112	2,496
Roche Holding AG	8	2,483
RTX Corp.	45	5,327
Sanofi SA	49	5,001
Schneider Electric SE	27	6,465
Seagate Technology Holdings plc	175	17,901
Shell plc	224	8,171
Signify NV (c)	41	1,010
Simon Property Group, Inc., REIT	31	4,756
Sirius XM Holdings, Inc.	1,435	4,951
Southern Co. (The)	279	23,339
Starbucks Corp.	46	3,603
Steel Dynamics, Inc.	17	2,318
Stellantis NV	101	1,681
Stellantis NV	29	489
Swiss Re AG	14	1,783
T. Rowe Price Group, Inc.	35	4,034
Target Corp.	27	4,127
T-Mobile US, Inc.	19	3,495
Truist Financial Corp.	316	14,142
Ubiquiti, Inc.	5	914
United Parcel Service, Inc., Class B	66	8,610
UnitedHealth Group, Inc.	65	37,223
Vail Resorts, Inc.	21	3,740
Valero Energy Corp.	28	4,582
Venator Materials plc ‡ *	4	3,035
Ventas, Inc., REIT	83	4,499
Verizon Communications, Inc.	286	11,584
VICI Properties, Inc., REIT	464	14,514
Welltower, Inc., REIT	154	17,122
Weyerhaeuser Co., REIT	127	4,043
Williams Cos., Inc. (The)	112	4,787
Windstream Holdings, Inc. ‡ *	4	71
WP Carey, Inc., REIT	74	4,265
Yum! Brands, Inc.	152	20,171
		1,392,305
Total Common Stocks (Cost $2,295,149)		2,771,678
Exchange-Traded Funds — 10.3%
United States — 10.3%
JPMorgan Equity Premium Income ETF (m)	7,936	456,181

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — continued
United States — continued
JPMorgan Income ETF (m)	967	44,356
JPMorgan Nasdaq Equity Premium Income ETF (m)	7,186	386,013
		886,550
Total Exchange-Traded Funds (Cost $836,107)		886,550
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.8%
Canada — 1.2%
Royal Bank of Canada, ELN, 15.10%, 8/23/2024 (c)	11	8,927
Royal Bank of Canada, ELN, 16.20%, 8/30/2024 (c)	105	6,280
Royal Bank of Canada, ELN, 18.70%, 8/09/2024 (c)	66	8,750
Royal Bank of Canada, ELN, 31.80%, 8/23/2024 (c)	104	5,123
Royal Bank of Canada, ELN, 40.00%, 8/09/2024 (c)	64	7,305
Royal Bank of Canada, ELN, 6.20%, 8/16/2024 (c)	19	9,815
Royal Bank of Canada, ELN, 7.10%, 8/23/2024 (c)	139	7,117
Royal Bank of Canada, ELN, 9.20%, 8/30/2024 (c)	169	4,976
Royal Bank of Canada, ELN, 9.90%, 8/30/2024 (c)	65	7,906
Toronto-Dominion Bank (The), ELN, 29.20%, 8/16/2024 (c)	58	6,903
Toronto-Dominion Bank (The), ELN, 34.60%, 8/16/2024 (c)	27	6,432
Toronto-Dominion Bank (The), ELN, 35.00%, 8/30/2024 (c)	85	6,545
Toronto-Dominion Bank (The), ELN, 9.90%, 8/16/2024 (c)	22	5,212
Toronto-Dominion Bank/The, ELN, 15.10%, 8/23/2024 (c)	14	6,859
Toronto-Dominion Bank/The, ELN, 5.00%, 8/23/2024 (c)	22	9,555
		107,705
France — 0.8%
BNP Paribas, ELN, 10.10%, 8/16/2024 (c)	13	10,838
BNP Paribas, ELN, 10.30%, 8/30/2024 (c)	43	4,252
BNP Paribas, ELN, 13.80%, 8/30/2024 (c)	60	7,496
BNP Paribas, ELN, 14.60%, 8/30/2024 (c)	57	4,017
BNP Paribas, ELN, 15.40%, 8/16/2024 (c)	177	20,749
BNP Paribas, ELN, 17.30%, 8/23/2024 (c)	20	6,006
BNP Paribas, ELN, 7.40%, 8/09/2024 (c)	14	6,013
BNP Paribas, ELN, 7.80%, 8/16/2024 (c)	33	5,941
BNP Paribas, ELN, 9.90%, 8/23/2024 (c)	4	6,860
		72,172
Japan — 1.0%
Mizuho Markets Cayman LP, ELN, 18.10%, 8/30/2024 (c)	34	6,866
Nomura America Finance LLC, ELN, 10.50%, 8/30/2024 (c)	41	6,295
Nomura America Finance LLC, ELN, 10.50%, 8/30/2024 (a)	109	20,294
Nomura America Finance LLC, ELN, 18.80%, 8/16/2024 (c)	8	7,019
Nomura America Finance LLC, ELN, 25.40%, 8/30/2024 (a)	34	3,704
Nomura America Finance LLC, ELN, 26.60%, 8/09/2024 (c)	71	10,256
Nomura America Finance LLC, ELN, 4.800%, 8/23/2024 (a)	43	5,127
Nomura America Finance LLC, ELN, 6.10%, 8/09/2024 (c)	119	7,632

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Japan — continued
Nomura America Finance LLC, ELN, 8.80%, 8/09/2024 (c)	19	9,276
Nomura America Finance LLC, ELN, 9.80%, 8/09/2024 (c)	84	8,364
		84,833
United Kingdom — 0.5%
Barclays Bank PLC, ELN, 11.30%, 8/09/2024 (c)	13	4,944
Barclays Bank PLC, ELN, 13.00%, 8/23/2024 (c)	29	7,707
Barclays Bank PLC, ELN, 16.50%, 8/16/2024 (c)	7	7,019
Barclays Bank PLC, ELN, 16.50%, 8/16/2024 (c)	29	5,514
Barclays Bank PLC, ELN, 24.10%, 8/23/2024 (c)	13	5,673
Barclays Bank PLC, ELN, 5.40%, 8/09/2024 (c)	11	8,140
		38,997
United States — 2.3%
Barclays Bank PLC, ELN, 9.10%, 8/30/2024 (c)	59	9,973
Barclays Bank PLC, ELN, 9.20%, 8/30/2024 (c)	151	4,461
Citigroup Global Markets Holdings, Inc., ELN, 13.60%, 8/23/2024 (c)	83	4,319
Citigroup Global Markets Holdings, Inc., ELN, 16.40%, 8/16/2024 (c)	48	5,098
Citigroup Global Markets Holdings, Inc., ELN, 24.70%, 8/30/2024 (c)	32	6,714
Citigroup Global Markets Holdings, Inc., ELN, 40.00%, 8/09/2024 (c)	75	5,967
Citigroup Global Markets Holdings, Inc., ELN, 7.10%, 8/30/2024 (c)	50	5,125
Goldman Sachs International, ELN, 10.30%, 8/09/2024 (c)	199	5,804
Goldman Sachs International, ELN, 10.30%, 8/16/2024 (c)	91	7,146
Goldman Sachs International, ELN, 10.90%, 8/09/2024 (c)	36	5,156
Goldman Sachs International, ELN, 15.90%, 8/23/2024 (c)	64	4,416
Goldman Sachs International, ELN, 21.20%, 8/30/2024 (c)	118	6,817
Goldman Sachs International, ELN, 21.90%, 8/09/2024 (c)	11	3,701
Goldman Sachs International, ELN, 22.10%, 8/16/2024 (c)	25	8,280
Goldman Sachs International, ELN, 29.10%, 8/23/2024 (c)	39	6,813
Goldman Sachs International, ELN, 30.00%, 8/30/2024 (c)	63	6,930
Goldman Sachs International, ELN, 39.70%, 8/23/2024 (c)	235	6,173
Goldman Sachs International, ELN, 4.80%, 8/23/2024 (c)	42	8,937
Goldman Sachs International, ELN, 40.00%, 8/16/2024 (c)	453	4,257
Goldman Sachs International, ELN, 5.60%, 8/23/2024 (c)	20	12,666
Goldman Sachs International, ELN, 7.60%, 8/09/2024 (c)	121	6,431
Goldman Sachs International, ELN, 9.50%, 8/09/2024 (c)	533	6,479
Goldman Sachs International, ELN, 9.70%, 8/16/2024 (c)	28	7,291
Morgan Stanley Finance LLC, ELN, 15.20%, 8/09/2024 (c)	17	6,230
Morgan Stanley Finance LLC, ELN, 15.60%, 8/23/2024 (c)	44	5,814
Morgan Stanley Finance LLC, ELN, 19.50%, 8/09/2024 (c)	55	4,621
Morgan Stanley Finance LLC, ELN, 19.70%, 8/30/2024 (c)	142	9,102
Morgan Stanley Finance LLC, ELN, 21.90%, 8/16/2024 (c)	55	6,420
Morgan Stanley Finance LLC, ELN, 45.00%, 8/23/2024 (c)	102	5,997
Royal Bank of Canada, ELN, 16.80%, 8/09/2024 (c)	56	10,147
		197,285
Total Equity Linked Notes (Cost $516,402)		500,992

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 4.0%
United States — 4.0%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,911
Series 2019-BN16, Class F, 3.68%, 2/15/2052 (a) (k)	2,000	947
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	972
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	2,976
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (k)	2,500	1,630
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (k)	8,500	6,919
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	711
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (k)	7,500	5,870
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	696
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	706
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (k)	6,000	4,822
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	959
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	2,019
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.53%, 2/15/2050 (a) (k)	2,887	2,222
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	540
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (k)	6,590	2,945
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	2,200
Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	13,959	10,209
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,405
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	752
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,117
BX Series 2021-MFM1, Class G, 9.34%, 1/15/2034 (a) (k)	575	556
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	750	569
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	812
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,435
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (k)	1,371	1,169
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (k)	2,000	1,491
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	964
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.17%, 11/10/2049 (a) (k)	1,000	730
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (k)	1,500	765
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (k)	3,756	3,386
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (k)	2,000	1,898
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,000	1,786
Series 2016-C1, Class D, 4.94%, 5/10/2049 (a) (k)	4,975	4,683
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (k)	1,000	882
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	1,016
Series 2017-P7, Class B, 4.14%, 4/14/2050 (k)	910	841
Series 2017-P7, Class C, 4.38%, 4/14/2050 (k)	3,295	2,970
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,207
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (a) (k)	2,500	2,210
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (a) (k)	2,750	2,642
Series 2014-CR15, Class C, 3.98%, 2/10/2047 (k)	989	930

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2014-LC15, Class D, 4.76%, 4/10/2047 (a) (k)	708	676
Series 2014-CR19, Class D, 4.60%, 8/10/2047 (a) (k)	400	364
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	5,100	3,327
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	3,250	2,948
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,643
Series 2015-CR22, Class D, 4.06%, 3/10/2048 (a) (k)	1,000	731
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (k)	450	395
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (k)	2,134	1,902
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (k)	2,000	1,756
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (a) (k)	500	419
Series 2015-CR26, Class D, 3.46%, 10/10/2048 (k)	2,500	2,025
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (a) (k)	2,750	2,535
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (a) (k)	1,500	1,296
Series 2016-CR28, Class D, 3.86%, 2/10/2049 (k)	1,350	1,019
Series 2016-CR28, Class C, 4.61%, 2/10/2049 (k)	2,000	1,765
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (k)	2,000	690
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.55%, 11/15/2048 (k)	2,500	2,399
Series 2015-C2, Class B, 4.21%, 6/15/2057 (k)	1,000	926
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (k)	1,170	675
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (k)	1,250	605
FHLMC, Multi-Class Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,299
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	6,200	878
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.85%, 7/25/2041 (a) (k)	2,000	1,672
Series 2022-MN5, Class B1, 14.85%, 11/25/2042 (a) (k)	8,302	9,300
Series 2021-MN1, Class M1, 7.35%, 1/25/2051 (a) (k)	301	300
Series 2021-MN1, Class M2, 9.10%, 1/25/2051 (a) (k)	10,750	10,925
Series 2021-MN1, Class B1, 13.10%, 1/25/2051 (a) (k)	2,650	2,878
Series 2021-MN3, Class M1, 7.65%, 11/25/2051 (a) (k)	1,713	1,684
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.45%, 11/25/2024 (k)	52,790	71
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	11,615	385
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	14,583	195
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	6,000	506
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	1,750	166
Series Q012, Class X, IO, 4.07%, 9/25/2035 (k)	21,245	3,487
Series K727, Class X3, IO, 2.02%, 10/25/2044 (k)	19,787	—
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	1,000	39
Series K061, Class X3, IO, 1.98%, 12/25/2044 (k)	1,544	60
Series K728, Class X3, IO, 1.99%, 11/25/2045 (k)	4,645	10
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	22,283	1,989
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	18,300	1,539
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	1,180	98
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	10,130	917

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	15,000	1,322
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	10,500	1,527
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	16,575	2,615
FNMA ACES
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (k)	5,344	258
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (k)	25,066	1,082
Series 2016-M4, Class X2, IO, 2.69%, 1/25/2039 (k)	5,796	30
FREMF Mortgage Trust
Series 2018-KF47, Class B, 7.45%, 5/25/2025 (a) (k)	1,348	1,330
Series 2019-KC03, Class B, 4.35%, 1/25/2026 (a) (k)	2,304	2,221
Series 2019-KF58, Class B, 7.60%, 1/25/2026 (a) (k)	906	887
Series 2019-KF62, Class B, 7.50%, 4/25/2026 (a) (k)	490	466
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (k)	186	163
Series 2017-KF33, Class B, 8.00%, 6/25/2027 (a) (k)	566	533
Series 2017-KF40, Class B, 8.15%, 11/25/2027 (a) (k)	978	919
Series 2018-KF43, Class B, 7.60%, 1/25/2028 (a) (k)	1,288	1,233
Series 21K-F116, Class CS, 11.74%, 6/25/2028 (a) (k)	5,185	5,168
Series 2018-KF50, Class B, 7.35%, 7/25/2028 (a) (k)	293	279
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (k)	4,765	4,193
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	277,096	878
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	15,874
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	122
Series 2022-KF132, Class CS, 11.74%, 2/25/2032 (a) (k)	9,797	8,254
Series 2023-KF149, Class CS, 11.49%, 12/25/2032 (a) (k)	9,253	9,496
Series 2017-K724, Class D, PO, 12/25/2049 (a)	2,709	2,668
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	2,710	—
GNMA
Series 2012-89, IO, 0.09%, 12/16/2053 (k)	5,833	3
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	5,876	295
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (k)	16,101	812
Series 2020-2, IO, 0.59%, 3/16/2062 (k)	6,296	277
Series 2020-169, IO, 0.85%, 7/16/2062 (k)	16,722	1,053
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	54,149	2,886
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	5,051	366
Series 2024-32, IO, 0.71%, 6/16/2063 (k)	52,003	2,607
Series 2023-28, IO, 0.86%, 2/16/2065 (k)	18,423	1,302
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.60%, 11/10/2045 (a) (k)	412	375
Series 2015-GC28, Class D, 4.30%, 2/10/2048 (a) (k)	2,500	2,286
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,369
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (k)	2,900	1,131
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,106
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	1,002
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,692
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,407
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (k)	2,824	2,037

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,060
Series 2014-C26, Class D, 3.85%, 1/15/2048 (a) (k)	1,500	1,170
Series 2014-C26, Class C, 4.35%, 1/15/2048 (k)	1,926	1,734
Series 2015-C33, Class C, 4.64%, 12/15/2048 (k)	8,000	7,074
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (a) (k)	1,464	1,214
Series 2016-C1, Class C, 4.70%, 3/17/2049 (k)	5,000	4,504
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (k)	7,577	6,106
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.04%, 12/15/2049 (a) (k)	2,514	1,817
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.42%, 8/15/2049 (a) (k)	4,500	3,265
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	3,405	1,130
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,244
Series 2014-C16, Class C, 4.74%, 6/15/2047 (k)	2,000	1,731
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,585	2,043
Series 2015-C20, Class C, 4.42%, 2/15/2048 (k)	3,127	3,023
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,340
Series 2015-C25, Class C, 4.52%, 10/15/2048 (k)	4,500	3,887
Series 2016-C31, Class C, 4.26%, 11/15/2049 (k)	1,440	1,237
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (k)	730	508
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	3,857
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	4,942
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,661
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	5,804
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,121
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	6,462
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (a) (k)	4,473	4,480
Series 2020-01, Class M10, 9.21%, 3/25/2050 (a) (k)	2,773	2,788
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (k)	5,000	2,593
VASA Trust Series 2021-VASA, Class G, 10.44%, 7/15/2039 (a) (k)	1,360	620
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	1,697	1,632
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (k)	118	107
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (k)	172	152
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 9.09%, 2/15/2040 (a) (k)	1,600	1,582
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (k)	1,500	1,298
Series 2015-C28, Class D, 4.08%, 5/15/2048 (k)	7,740	6,190
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,212
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	981
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,104
Series 2019-C52, Class XA, IO, 1.59%, 8/15/2052 (k)	3,386	202
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	1,000	914

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.86%, 9/15/2057 (a) (k)	5,505	2,773
Total Commercial Mortgage-Backed Securities (Cost $400,345)		344,050
Collateralized Mortgage Obligations — 3.7%
United States — 3.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.76%, 2/25/2035 (k)	207	205
Series 2005-2, Class 3A1, 6.03%, 6/25/2035 (k)	371	354
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	61	55
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	22	20
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	166	158
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	10	10
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	31	31
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	270	249
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	348	320
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,165	1,120
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,889	1,599
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	227	192
Series 2005-J2, Class 1A5, 5.50%, 4/25/2035 (k)	3,146	2,412
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	786	693
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	426	323
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,897	1,490
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	83	67
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	945	774
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	317	280
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	802	707
Series 2005-J14, Class A3, 5.50%, 12/25/2035	205	128
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,083	676
Series 2005-J14, Class A8, 5.50%, 12/25/2035	905	565
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	268	159
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	86	59
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	457	305
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,102	615
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	395	226
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	193	104
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,121	1,050
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	137	76
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	135	65
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 6.00%, 3/25/2037 (k)	4,095	1,576
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (k)	6,250	5,740
Series 2019-6, Class B1, 3.94%, 11/25/2059 (a) (k)	4,000	3,669
Series 2019-6, Class B3, 5.91%, 11/25/2059 (a) (k)	1,285	1,123

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (a) (k)	2,250	2,275
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	291	253
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	352	311
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	724	654
Series 2006-5, Class CB7, 6.00%, 6/25/2046	215	184
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	51	37
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,066	847
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	22	21
Series 2006-A, Class 1A1, 6.02%, 2/20/2036 (k)	258	240
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	150	129
Series 2007-5, Class 4A1, 5.83%, 7/25/2037 (k)	1,930	1,279
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.59%, 2/25/2034 (k)	186	181
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	104	84
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 5.78%, 2/25/2034 (k)	122	113
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 6.47%, 10/25/2034 (k)	226	193
BRAVO Residential Funding Trust Series 2023-NQM7, Class A1, 7.13%, 9/25/2063 (a) (h)	4,766	4,861
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	431
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	353
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	185	101
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	68	42
Series 2004-25, Class 2A1, 6.14%, 2/25/2035 (k)	1,654	1,404
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,048	637
Series 2005-31, Class 2A1, 4.12%, 1/25/2036 (k)	490	420
Series 2005-30, Class A5, 5.50%, 1/25/2036	110	69
Series 2006-HYB1, Class 2A2C, 4.51%, 3/20/2036 (k)	1,316	1,197
Series 2006-HYB2, Class 2A1B, 4.55%, 4/20/2036 (k)	377	331
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	81	46
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,008	449
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	118
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,638	912
Series 2007-2, Class A2, 6.00%, 3/25/2037	96	40
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	374
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	41
Series 2007-13, Class A4, 6.00%, 8/25/2037	210	106
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	765
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	151
Series 2006-OA5, Class 2A1, 5.86%, 4/25/2046 (k)	1,438	1,205
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	305	272
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	63	50
Series 2006-AR3, Class 1A1A, 5.74%, 6/25/2036 (k)	809	733

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-AR5, Class 1A5A, 4.86%, 7/25/2036 (k)	308	290
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 7.56%, 9/25/2035 (k)	163	162
Series 2006-8, Class A3, 5.81%, 10/25/2035 (a) (k)	448	216
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (k)	2,500	1,612
Series 2021-5, Class B2, 4.17%, 11/26/2066 (a) (k)	2,247	1,722
Series 2022-1, Class B2, 4.08%, 12/27/2066 (a) (k)	2,581	2,056
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	2,573	2,604
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	4,425	4,516
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.71%, 6/25/2039 (a) (k)	2,364	2,518
Series 2019-R06, Class 2B1, 9.21%, 9/25/2039 (a) (k)	4,246	4,418
Series 2019-R07, Class 1B1, 8.86%, 10/25/2039 (a) (k)	8,009	8,309
Series 2020-R02, Class 2B1, 8.46%, 1/25/2040 (a) (k)	12,158	12,513
Series 2020-R01, Class 1B1, 8.71%, 1/25/2040 (a) (k)	1,000	1,039
Series 2021-R01, Class 1B1, 8.45%, 10/25/2041 (a) (k)	5,200	5,357
Series 2021-R03, Class 1B2, 10.85%, 12/25/2041 (a) (k)	6,100	6,386
Series 2022-R01, Class 1B2, 11.35%, 12/25/2041 (a) (k)	4,437	4,695
Series 2023-R02, Class 1M1, 7.65%, 1/25/2043 (a) (k)	670	688
Series 2023-R06, Class 1M2, 8.05%, 7/25/2043 (a) (k)	1,500	1,567
Series 2024-R02, Class 1M1, 6.45%, 2/25/2044 (a) (k)	1,844	1,845
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	71
Series 2004-AR4, Class 2A1, 5.49%, 5/25/2034 (k)	109	108
Series 2004-AR4, Class 4A1, 6.15%, 5/25/2034 (k)	782	786
Series 2004-AR5, Class 6A1, 6.34%, 6/25/2034 (k)	167	162
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	708	711
Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (k)	1,993	1,346
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	227	166
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.59%, 10/25/2034 (k)	250	250
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.50%, 10/25/2026 (k)	27	26
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	320	153
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (k)	4,502	3,429
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (k)	6,000	4,697
Series 2021-4, Class B2, 4.44%, 11/25/2066 (a) (k)	6,508	4,933
Series 2022-1, Class B1, 4.28%, 1/25/2067 (a) (k)	3,000	2,386
Series 2022-1, Class B2, 4.28%, 1/25/2067 (a) (k)	5,640	4,095
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (k)	12	12
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.98%, 8/19/2045 (k)	1,163	965
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (k)	176,874	116
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 11.35%, 8/25/2033 (a) (k)	3,000	3,541
Series 2021-DNA5, Class B2, 10.85%, 1/25/2034 (a) (k)	3,400	3,836
Series 2021-DNA6, Class B1, 8.75%, 10/25/2041 (a) (k)	2,500	2,592

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2023-DNA1, Class M1A, 7.45%, 3/25/2043 (a) (k)	1,548	1,580
Series 2023-HQA1, Class M1A, 7.35%, 5/25/2043 (a) (k)	1,378	1,396
Series 2020-HQA1, Class B2, 10.56%, 1/25/2050 (a) (k)	4,000	4,329
Series 2021-DNA1, Class B2, 10.10%, 1/25/2051 (a) (k)	6,800	7,325
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	9	4
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 11.55%, 11/25/2041 (a) (k)	5,142	5,425
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (k)	3,000	2,473
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 5.07%, 8/19/2034 (k)	179	159
Series 2005-AR1, Class 3A, 4.07%, 3/18/2035 (k)	47	40
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (k)	1,198	148
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	151	111
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	86
Series 2005-AR3, Class 6A1, 4.51%, 5/25/2035 (k)	54	44
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	496	466
Series 2005-AR4, Class 3A5, 5.65%, 7/25/2035 (k)	953	639
Series 2005-AR7, Class 6A1, 4.32%, 11/25/2035 (k)	368	319
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	492	220
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	797	356
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	372	338
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	203	126
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 6.08%, 8/19/2045 (k)	98	90
Impac CMB Trust
Series 2004-5, Class 1A1, 6.18%, 10/25/2034 (k)	142	139
Series 2004-5, Class 1M2, 6.33%, 10/25/2034 (k)	52	50
Series 2004-7, Class 1A2, 6.38%, 11/25/2034 (k)	158	155
Series 2004-10, Class 2A, 6.10%, 3/25/2035 (k)	310	286
Series 2005-1, Class 1A1, 5.98%, 4/25/2035 (k)	166	156
Series 2005-1, Class 1A2, 6.08%, 4/25/2035 (k)	203	190
Series 2005-2, Class 1A2, 6.08%, 4/25/2035 (k)	205	193
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	146	100
Impac Secured Assets Trust
Series 2007-3, Class A1B, 5.94%, 9/25/2037 (k)	1,365	1,142
Series 2007-3, Class A1C, 6.18%, 9/25/2037 (k)	2,287	1,925
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.36%, 4/25/2035 (k)	152	142
Series 2005-AR14, Class 2A1A, 6.06%, 7/25/2035 (k)	635	504
Series 2007-AR21, Class 6A1, 3.86%, 9/25/2037 (k)	3,943	2,489
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	7
Series 2004-A6, Class 1A1, 3.93%, 12/25/2034 (k)	35	31
Series 2005-A3, Class 6A6, 5.68%, 6/25/2035 (k)	96	94
Series 2005-A6, Class 1A2, 5.47%, 9/25/2035 (k)	120	112
Series 2005-A8, Class 4A1, 4.91%, 11/25/2035 (k)	1,053	883
Series 2005-A8, Class 1A1, 4.98%, 11/25/2035 (k)	68	54
Series 2006-A7, Class 2A4, 4.46%, 1/25/2037 (k)	290	219

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2007-S1, Class 2A17, 5.79%, 3/25/2037 (k)	3,574	993
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 6.25%, 7/25/2061 (a) (h)	2,828	2,735
Series 2021-GS1, Class A2, 6.84%, 10/25/2066 (a) (h)	2,069	2,067
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	587	342
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,640	3,104
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,550	2,598
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,073
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,372
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (h)	5,000	5,066
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	368	361
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	80	72
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	200	96
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	350	232
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.31%, 4/25/2035 (k)	100	89
Series 2006-1, Class 2A1, 6.01%, 2/25/2036 (k)	524	507
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	161	64
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (k)	1,816	1,719
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (h)	2,219	2,216
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	199	177
Series 2004-9, Class 1A, 5.27%, 11/25/2034 (k)	324	330
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,785
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (k)	2,500	2,104
Series 2019-NQM4, Class B2, 4.90%, 9/25/2059 (a) (k)	4,000	3,437
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (k)	2,041	1,758
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	344	345
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	4,965	4,981
PRPM Series 2024-3, Class A1, 6.99%, 5/25/2029 ‡ (a) (h)	9,018	9,083
PRPM LLC
Series 2020-4, Class A2, 8.19%, 10/25/2025 (a) (h)	7,474	7,481
Series 2020-6, Class A2, 7.70%, 11/25/2025 (a) (h)	2,483	2,460
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (h)	9,429	9,519
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (h)	6,012	6,071
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 5.00%, 4/25/2035 (k)	621	558
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	452	377
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	752	661

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	901	721
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,362	1,112
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,327	837
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	59
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,558	1,178
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	49	37
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,036	801
Series 2006-SA4, Class 2A1, 5.56%, 11/25/2036 (k)	754	627
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 5.86%, 7/20/2036 (k)	236	203
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (k)	5,410	4,557
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,290
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.70%, 2/25/2035 (k)	168	157
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 6.00%, 8/25/2035 (k)	1,586	1,407
Series 2007-AR7, Class 1A1, 6.31%, 5/25/2047 (k)	2,599	2,048
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 (a) (k)	2,000	1,923
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (k)	5,000	4,535
Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (h)	2,172	2,102
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (k)	2,000	1,754
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (k)	1,322	1,143
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (k)	2,500	2,041
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (k)	1,776	1,330
Series 2020-5, Class B1, 3.71%, 5/25/2065 (a) (k)	2,400	2,143
Series 2020-5, Class B2, 4.71%, 5/25/2065 (a) (k)	1,400	1,239
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (k)	3,826	2,640
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (k)	3,750	2,628
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	2,342	2,358
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	387	387
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (h)	3,533	3,564
Series 2023-6, Class B1, 7.82%, 9/25/2068 (a) (k)	3,500	3,532
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 6.28%, 10/25/2034 (k)	364	350
Series 2005-AR5, Class A6, 5.79%, 5/25/2035 (k)	907	885
Series 2005-AR16, Class 1A1, 4.81%, 12/25/2035 (k)	314	281
Series 2005-AR14, Class 1A3, 4.84%, 12/25/2035 (k)	697	632
Series 2005-AR14, Class 1A4, 4.84%, 12/25/2035 (k)	465	422
Series 2005-AR18, Class 1A3A, 5.00%, 1/25/2036 (k)	32	31
Series 2006-AR2, Class 1A1, 4.58%, 3/25/2036 (k)	131	117
Series 2004-AR10, Class A1B, 6.30%, 7/25/2044 (k)	380	354
Series 2005-AR15, Class A1A1, 5.98%, 11/25/2045 (k)	22	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	390	367
Series 2005-4, Class CB7, 5.50%, 6/25/2035	274	239

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,457	1,310
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	429	374
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	138	105
Series 2007-1, Class 1A7, 6.00%, 2/25/2037 (k)	2,267	1,646
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.36%, 12/25/2036 (k)	81	76
Series 2007-15, Class A1, 6.00%, 11/25/2037	79	70
Total Collateralized Mortgage Obligations (Cost $351,165)		319,041
Asset-Backed Securities — 2.4%
Cayman Islands — 0.5%
AIMCO CLO Series 2015-AA, Class BR2, 7.15%, 10/17/2034 (a) (k)	750	752
Apidos CLO Series 2016-25A, Class A2R2, 7.08%, 10/20/2031 (a) (k)	300	301
Ares CLO Ltd. Series 2017-43A, Class BR, 7.26%, 7/15/2034 (a) (k)	2,800	2,808
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 7.09%, 10/20/2031 (a) (k)	2,900	2,904
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 7.25%, 10/15/2031 (a) (k)	931	930
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2RR, 7.13%, 7/20/2032 (a) (k)	1,400	1,402
Series 2015-4A, Class BRR, 7.73%, 7/20/2032 (a) (k)	1,400	1,399
CIFC Funding Ltd.
Series 2018-1A, Class A, 6.54%, 4/18/2031 (a) (k)	1,144	1,147
Series 2018-4A, Class A1, 6.70%, 10/17/2031 (a) (k)	2,272	2,275
Dryden CLO Ltd.
Series 2018-64A, Class A, 6.51%, 4/18/2031 (a) (k)	1,233	1,235
Series 2019-68A, Class BR, 7.26%, 7/15/2035 (a) (k)	650	651
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.40%, 11/15/2028 (a) (k)	283	283
Series 2013-26A, Class AR, 6.46%, 4/15/2029 (a) (k)	743	744
Series 2015-37A, Class AR, 6.66%, 1/15/2031 (a) (k)	1,177	1,179
Elmwood CLO Ltd. Series 2021-4A, Class B, 7.14%, 10/20/2034 (a) (k)	700	702
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.67%, 11/16/2034 (a) (k)	380	381
Galaxy CLO Ltd.
Series 2018-27A, Class A, 6.61%, 5/16/2031 (a) (k)	837	838
Series 2016-22A, Class ARR, 6.75%, 4/16/2034 (a) (k)	1,000	1,001
KKR CLO Ltd. Series 39A, Class B1, 7.26%, 10/15/2034 (a) (k)	1,450	1,459
KKR Financial CLO Ltd. Series 2013-1A, Class A2R2, 6.75%, 4/15/2029 (a) (k)	778	778
Madison Park Funding Ltd.
Series 2018-32A, Class A1R, 6.54%, 1/22/2031 (a) (k)	1,164	1,163
Series 2019-34A, Class AR, 6.67%, 4/25/2032 (a) (k)	1,794	1,796
Magnetite Ltd.
Series 2019-22A, Class BRR, 6.85%, 7/15/2036 (a) (k)	1,018	1,018
Series 2019-22A, Class CRR, 7.10%, 7/15/2036 ‡ (a) (k)	977	977
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-31A, Class AR, 6.58%, 4/20/2031 (a) (k)	1,980	1,984
OCP CLO Ltd. Series 2020-8RA, Class A1, 6.77%, 1/17/2032 (a) (k)	657	658
Octagon Investment Partners Ltd. Series 2013-1A, Class A1RR, 6.51%, 7/19/2030 (a) (k)	1,144	1,145
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR, 6.77%, 11/18/2031 (a) (k)	872	873

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2, 7.58%, 7/24/2031 (a) (k)	1,900	1,901
Series 2024-3A, Class A2, 6.99%, 8/8/2032 (a) (k)	2,199	2,197
Series 2024-3A, Class B, 7.24%, 8/8/2032 (a) (k)	2,300	2,297
RR Ltd. Series 2020-12A, Class A2R3, 6.90%, 1/15/2036 (a) (k)	2,163	2,162
Symphony CLO Ltd.
Series 2018-19A, Class A, 6.51%, 4/16/2031 (a) (k)	1,002	1,003
Series 2018-19A, Class B, 6.90%, 4/16/2031 (a) (k)	1,400	1,401
Series 2015-16A, Class B1RR, 7.00%, 10/15/2031 (a) (k)	250	250
Series 2014-15A, Class AR3, 6.63%, 1/17/2032 (a) (k)	703	704
Voya CLO Ltd. Series 2016-3A, Class CR, 8.79%, 10/18/2031 (a) (k)	550	545
		45,243
Jersey — 0.1%
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class AR, 6.53%, 7/23/2036 (a) (k)	484	484
Series 2022-50A, Class BR, 6.93%, 7/23/2036 (a) (k)	1,200	1,200
Series 2022-50A, Class CR, 7.18%, 7/23/2036 (a) (k)	779	779
		2,463
United States — 1.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 6.28%, 4/25/2033 (k)	90	91
Series 2004-OPT3, Class M1, 6.21%, 9/25/2033 (k)	110	109
Series 2004-HE1, Class M1, 6.36%, 3/25/2034 (k)	434	429
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.14%, 1/25/2035 (k)	368	355
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 6.75%, 11/25/2032 (k)	291	305
Series 2004-OP1, Class M2, 7.04%, 4/25/2034 (k)	998	890
American Credit Acceptance Receivables Trust
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	700	700
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	797	804
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	1,450	1,451
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	1,400	1,405
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,458
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.60%, 9/25/2032 (k)	86	93
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 7.34%, 4/25/2034 (k)	257	278
Series 2004-HE7, Class M2, 7.04%, 10/25/2034 (k)	190	188
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 6.85%, 12/26/2031 (a) (k)	217	217
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 6.74%, 12/25/2033 (k)	388	402
Series 2004-SD4, Class A1, 6.36%, 8/25/2044 (k)	543	521
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,489
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 6.74%, 1/14/2032 (a) (k)	1,022	1,022
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.65%, 6/25/2034 (k)	305	295
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	532	525

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-D, Class MV2, 6.50%, 9/25/2034 (k)	15	15
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (k)	111	99
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	803
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (h)	461	452
CHEC Loan Trust Series 2004-1, Class M1, 6.36%, 7/25/2034 (a) (k)	448	437
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 6.51%, 2/25/2035 (k)	99	92
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	21	19
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.11%, 4/15/2045 ‡ (a) (k)	135	131
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 6.21%, 6/25/2034 (k)	414	413
Series 2004-3, Class M2, 6.29%, 6/25/2034 (k)	37	38
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	400	402
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,025
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	321
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	368
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	324
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	430
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (k)	32	32
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 6.51%, 11/25/2034 (k)	16	16
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.29%, 3/25/2034 (k)	175	181
CWABS, Inc., Asset-Backed Certificates Series 2004-1, Class M3, 6.44%, 2/25/2034 (k)	2	2
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	500	474
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	900	912
Elmwood CLO Ltd. Series 2024-3A, Class A, 6.80%, 4/18/2037 (a) (k)	1,400	1,404
Exeter Automobile Receivables Trust
Series 2023-3A, Class C, 6.21%, 6/15/2028	690	696
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	2,750	2,635
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	840
FFMLT Trust Series 2004-FF3, Class M1, 6.29%, 5/25/2034 (k)	272	264
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 6.41%, 11/25/2034 (k)	139	121
Fremont Home Loan Trust
Series 2002-1, Class M1, 6.71%, 8/25/2033 (k)	545	566
Series 2004-B, Class M2, 6.41%, 5/25/2034 (k)	268	263
Series 2004-C, Class M1, 6.44%, 8/25/2034 (k)	430	397
Series 2004-D, Class M2, 6.36%, 11/25/2034 (k)	164	160
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	900	848
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,200
GSAMP Trust
Series 2003-SEA, Class A1, 6.26%, 2/25/2033 (k)	252	247
Series 2003-HE1, Class M1, 6.70%, 6/20/2033 (k)	622	629
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	426

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	705
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.85%, 11/25/2034 (k)	212	199
Series 2004-C, Class M2, 4.54%, 3/25/2035 (k)	636	581
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	125	1,009
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	125	1,308
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	2,693
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	1,864
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	50	696
Lendmark Funding Trust Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	448
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 6.48%, 8/25/2033 (k)	3	3
Magnetite Ltd. Series 2023-39A, Class B, 7.43%, 10/25/2033 (a) (k)	1,200	1,200
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 6.44%, 9/25/2034 (k)	418	439
Series 2005-NC1, Class M4, 6.60%, 12/25/2034 (k)	444	442
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 6.44%, 7/25/2034 (k)	61	51
Series 2004-HE2, Class M1, 6.66%, 8/25/2035 (k)	43	41
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 6.48%, 10/25/2033 (k)	170	169
Series 2004-WMC2, Class M1, 6.38%, 7/25/2034 (k)	622	640
Series 2004-WMC2, Class M2, 7.26%, 7/25/2034 (k)	132	124
Series 2004-HE6, Class M2, 6.36%, 8/25/2034 (k)	491	468
Series 2004-HE7, Class M2, 6.41%, 8/25/2034 (k)	89	86
Series 2004-HE6, Class M3, 6.44%, 8/25/2034 (k)	243	238
Series 2004-HE8, Class M2, 6.48%, 9/25/2034 (k)	192	189
Series 2004-NC8, Class M3, 6.57%, 9/25/2034 (k)	219	221
Series 2004-HE8, Class M3, 6.59%, 9/25/2034 (k)	271	278
Series 2005-HE1, Class M2, 6.17%, 12/25/2034 (k)	204	193
Series 2005-NC1, Class M3, 6.23%, 1/25/2035 (k)	263	257
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 5.76%, 2/25/2037 (k)	2,714	563
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.39%, 8/25/2034 (k)	81	84
Series 2004-3, Class M2, 6.44%, 11/25/2034 (k)	92	94
Series 2004-4, Class M2, 6.26%, 2/25/2035 (k)	97	100
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 8.24%, 9/25/2033 (k)	685	692
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,494	2,318
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,148
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.84%, 9/15/2036 (a) (k)	2,396	2,431
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	554	556
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 6.10%, 8/25/2033 (k)	224	221
Series 2003-5, Class M2, 7.79%, 8/25/2033 (k)	2	5
Option One Mortgage Loan Trust Series 2004-3, Class M2, 6.32%, 11/25/2034 (k)	290	289
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,347	1,179

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 7.19%, 10/25/2034 (k)	1,910	1,719
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (h)	3,343	3,202
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (h)	6,250	6,040
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (a) (k)	5,000	5,063
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (h)	11,742	11,767
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (h)	4,619	4,652
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (h)	9,843	9,929
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (a) (h)	5,030	4,783
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,521
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,204
PRPM LLC
Series 2021-3, Class A2, 6.72%, 4/25/2026 (a) (h)	5,610	5,691
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (h)	3,447	3,431
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (k)	5,000	4,902
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (h)	9,000	9,402
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (h)	3,006	3,026
Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (h)	5,269	5,339
RAMP Trust Series 2002-RS2, Class AI5, 4.75%, 3/25/2032 (k)	133	131
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 (a) (h)	2,964	2,973
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.96%, 12/25/2032 (k)	267	245
Series 2003-1, Class M1, 6.96%, 6/25/2033 (k)	140	129
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	396
Series 2003-4, Class M1, 6.74%, 3/25/2034 (k)	1,058	861
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,546	1,552
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	185	186
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	160	161
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	148	150
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	80	82
Santander Drive Auto Receivables Trust
Series 2024-1, Class B, 5.23%, 12/15/2028	300	301
Series 2024-1, Class C, 5.45%, 3/15/2030	160	161
Series 2023-6, Class C, 6.40%, 3/17/2031	502	521
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.97%, 8/25/2034 (k)	357	357
Saxon Asset Securities Trust Series 2004-2, Class MV2, 4.11%, 8/25/2035 (k)	89	94
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,265	1,286
Series 2023-10B, Class 1, 5.69%, 9/10/2033	537	561
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 6.14%, 1/25/2035 (k)	319	276
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	500	464
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	576	200
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	266	268
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 18.49%, 4/20/2030 ‡ (a) (k)	861	863

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2022-PT4, Class A, 18.44%, 5/20/2030 ‡ (a) (k)	1,628	1,628
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	1,200	644
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	149	149
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (k)	290	268
Series 2004-2, Class M1, 6.36%, 10/25/2034 (k)	29	30
Series 2004-2, Class M8A, 9.96%, 10/25/2034 (a) (k)	290	287
		155,826
Total Asset-Backed Securities (Cost $204,972)		203,532
Loan Assignments — 2.0% (b) (n)
Canada — 0.1%
BIFM CA Buyer Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.59%, 5/31/2028	254	255
Four Seasons Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 11/30/2029	449	450
Garda World Security Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.59%, 2/1/2029	642	644
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.83%, 8/16/2030	619	621
Nuvei Technologies Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 12/19/2030	308	309
Restaurant Brands International, Inc. 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 7.09%, 9/20/2030	399	397
		2,676
France — 0.0% ^
Banijay Entertainment, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 3/1/2028	382	383
Numericable U.S. LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 10.80%, 8/15/2028	203	154
		537
Germany — 0.0% ^
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 4/27/2028	255	255
Thyssenkrupp Elevator, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 3.50%), 8.59%, 4/30/2030	343	345
		600
Luxembourg — 0.0% ^
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.30%, 10/29/2027	376	324
Formula One Group, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/15/2030	825	828
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 7/3/2028	98	98
INEOS US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.85%, 2/18/2030	520	518
Jazz Pharmaceuticals plc, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.25%), 8.46%, 5/5/2028	505	505
		2,273
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 4/6/2026	834	779
United States — 1.9%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.29%, 4/20/2028	2,925	3,022
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 1/31/2031	2,628	2,639
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.69%, 7/31/2026	298	299
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 2/3/2031	494	494
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 8/24/2028	371	372

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.93%, 10/8/2027	729	733
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B-6
(1-MONTH CME TERM SOFR + 3.50%), 8.85%, 11/6/2030	447	449
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 5/12/2028	505	504
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 12/13/2029	731	734
Ancestry.com, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 12/6/2027	230	220
API Group DE, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.35%, 1/3/2029	487	489
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.19%, 9/6/2027	243	243
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.96%, 12/10/2027	182	182
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 7/30/2027	340	337
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.69%, 8/21/2028	557	554
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.71%, 1/31/2028	325	301
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.44%, 8/21/2028	333	330
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/15/2029	495	494
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.44%, 11/8/2027	271	273
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 5/14/2029	418	421
B&G Foods, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.84%, 10/9/2026	360	358
Bausch & Lomb Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 5/10/2027	374	367
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.69%, 2/1/2027 (o)	312	290
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 10/31/2030 (o)	319	321
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.96%, 7/3/2031 (o)	725	722
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 1/27/2031	973	975
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	628	628
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	219	214
Buckeye Partners, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 11/22/2030 (o)	400	400
Buckeye Partners, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.44%, 11/2/2026	170	171
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 4/15/2027	592	593
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.85%, 5/17/2028	3,056	2,428
Caesars Entertainment, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.10%, 2/6/2030	656	657
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.75%), 8.10%, 2/6/2031	150	150
Caliber Collision, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 1/30/2031	380	381
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 7/19/2030	411	411
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 1/31/2031	804	804
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 8/9/2027 (o)	632	636
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029 (o)	485	480
Cedar Fair LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 5/1/2031	475	476
Chamberlain Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/3/2028	542	541
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/9/2030	1,343	1,331
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.35%, 10/24/2030	520	522
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/22/2028	341	340
Citrix, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 3/20/2031	260	261
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.94%, 12/18/2026 (p)	1,773	1,484
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.84%, 5/6/2030	429	429
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 8/23/2028	1,128	1,130
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.84%, 7/2/2029 (o)	545	546
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.21%, 5/17/2028	1,972	1,901

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Conservice Midco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.34%, 5/13/2027	557	559
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 5/15/2028	515	516
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 9/28/2028	329	324
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 11/27/2028	446	447
Creative Planning LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 5/19/2031	420	420
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.34%, 8/16/2029	254	255
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.83%, 1/18/2028	957	918
CVS Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.34%, 4/15/2031	401	401
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 4/25/2031	616	615
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.35%, 10/4/2028	3,985	3,967
DigiCert, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.34%, 10/16/2026	221	205
(1-MONTH CME TERM SOFR + 7.00%), 12.34%, 2/16/2029	145	125
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 8/2/2027	1,811	1,819
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 4/9/2027	361	361
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.10%, 1/18/2029	504	505
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	448	449
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 1/7/2028	475	422
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 6/12/2031	475	476
Emerald Debt Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 2.50%, 6/18/2031 (o)	2,132	2,132
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.84%, 5/31/2030	595	595
Endo Finance Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.78%, 4/9/2031	350	351
Ensemble RCM, LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.35%, 8/1/2029	242	243
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.08%, 7/6/2029	415	415
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.61%, 3/2/2026	5,300	5,301
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 8.11%, 12/15/2027	408	408
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 12/31/2024 ‡	142	12
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	1,992	1,996
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/21/2028	607	609
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.43%, 7/21/2028	4,223	4,232
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.59%, 11/16/2029	172	172
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.51%, 12/31/2027	405	406
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 4/10/2031	603	603
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 12/1/2027	3,044	3,059
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.93%, 2/19/2026	345	344
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 8.46%, 8/4/2027	378	378
Grant Thornton LLP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.60%, 5/31/2031	340	341
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 12/1/2028	208	192
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.59%, 1/24/2029	440	439
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.33%, 1/31/2031	390	390
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.71%, 3/10/2028	600	598
Hercules Achievement, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 5.00%), 10.46%, 12/15/2026	467	489
(3-MONTH CME TERM SOFR + 4.00%), 4.00%, 7/26/2031 (o)	5,297	5,266
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	530	481
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 6/30/2028	103	93
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.21%, 11/17/2028	488	486

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.53%, 6/20/2030	506	506
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 7/3/2028	24	24
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 5/1/2026	2,987	2,503
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 5/1/2026	150	124
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.20%, 7/7/2030	521	522
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.60%, 7/3/2028	243	244
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.34%, 5/4/2028	1,142	1,142
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 1/31/2030	347	343
ION Corp., 1st Lien Term Loan B (3-MONTH SOFR + 3.75%), 9.08%, 7/18/2030	194	194
Iridium Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.60%, 9/20/2030	582	577
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.59%, 1/17/2031	471	472
KDC Development Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 8/15/2028	618	620
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 10/30/2028	3,035	2,934
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.21%, 12/7/2028	447	447
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.21%, 3/9/2028	513	479
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.20%, 10/19/2026	405	404
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.81%, 4/16/2029	115	85
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.81%, 4/15/2030	117	85
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	3,596	3,601
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.84%, 10/18/2028	612	615
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.84%, 10/23/2028	2,324	2,330
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.59%, 5/3/2028	430	429
MI OpCo Holdings, Inc., Delayed Draw Term Loan B (3-MONTH CME TERM SOFR + 7.25%), 12.48%, 3/31/2028	2,409	2,271
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 10/20/2028	409	409
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.34%, 3/27/2031	360	361
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 3/28/2031	2,795	2,801
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.83%, 7/1/2031 (o)	315	303
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.92%, 6/30/2026 ‡	2,563	2,563
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	1,940	1,015
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 6/30/2026 ‡	4,810	3,873
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.10%, 3/22/2029	367	372
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.21%, 10/1/2027	441	443
NGL Energy Operating LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.84%, 2/3/2031	434	433
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.21%, 3/6/2028	376	372
Nuvei Technologies Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.44%, 7/18/2031 (o)	4,896	4,884
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.59%, 10/27/2028	595	598
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 6/23/2028	726	720
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.84%, 9/25/2028	306	307
Parexel International Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.71%, 11/15/2028	1,950	1,957
PCI Pharma Services, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 11/30/2027	514	516
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/3/2028	6,433	5,933
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.19%, 2/11/2028 (o)	588	582
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 1/21/2028	756	759
Prime Security Services Borrower, LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 10/11/2030	914	916
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	1,498	1,421
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.96%, 6/1/2026	461	462

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.34%, 8/31/2028	419	420
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.65%, 2/1/2029	253	187
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.59%, 3/19/2029	488	489
Radiology Partners, Inc., 1st Lien PIK Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.09%, 1/31/2029	490	463
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 4/24/2028	277	270
Recess Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.75%, 2/14/2030	259	261
Red Rock Resorts, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.59%, 3/14/2031	100	100
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 6/18/2031 (o)	265	266
Ring Container Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.21%, 8/12/2028	419	420
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.09%, 11/28/2028	2,514	2,521
Rockwood Service Corp. 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.54%, 7/24/2031 (o)	32	32
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.09%, 2/24/2028 (o)	508	509
Shutterfly LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 11.35%, 10/1/2027 ‡	51	51
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.33%, 10/1/2027	3,226	2,734
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.50%, 1/15/2027	211	213
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 4/5/2029	1,765	1,777
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 2/12/2029	519	518
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 11.08%, 8/23/2029	965	896
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.09%, 12/4/2026	225	225
Summit Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 1/12/2029	334	336
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.69%, 3/17/2027	596	598
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.10%, 12/19/2030	319	320
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.85%, 12/4/2028	454	454
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.08%, 9/27/2030	1,945	1,947
Tallgrass Energy, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.09%, 8/1/2029	424	424
Tekni-Plex, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 4.00%), 9.33%, 9/15/2028	465	467
The Go Daddy Group, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 11/12/2029	497	498
ThoughtWorks, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 8.10%, 3/24/2028	149	148
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.34%, 3/18/2030	324	325
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/29/2028	311	289
Trans Union LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 7.35%, 12/1/2028	509	510
TransDigm, Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 8/24/2028	296	297
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 3/22/2030 (o)	486	488
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.85%, 3/31/2028	2,523	2,529
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.69%, 1/24/2029	309	274
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.96%, 1/31/2028	283	281
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.29%, 4/29/2026	284	284
Ultimate Software Group, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.55%, 2/10/2031	644	646
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 3/16/2026	296	296
US Renal Care, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 10.46%, 6/28/2028	3,310	2,830
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.08%, 11/21/2029	527	527
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 1/20/2028 (o)	324	325
Venator Materials Corp., 1st Lien PIK Term Loan (3-MONTH SOFR + 10.00%), 15.47%, 10/12/2028	272	269
Venator Materials Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 15.23%, 1/16/2026	94	94
Venator Materials Corp., Delayed Draw PIK Term Loan (3-MONTH CME TERM SOFR + 8.00%), 9.00%, 1/16/2026	37	37
Vertex Aerospace, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 12/6/2030	463	465
Vertiv Group Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 3/2/2027	500	501

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Virtusa Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 2/15/2029	518	519
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.84%, 8/9/2030	617	621
W. R. Grace, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 9/22/2028 (o)	821	824
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.09%, 8/3/2028	535	536
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.88%), 14.42%, 5/11/2028	77	80
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 10.04%, 5/11/2028	362	191
White Cap Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.59%, 10/19/2029	3,623	3,591
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.63%, 2/15/2030	560	561
WMG Acquisition Corp., 1st Lien Term Loan I (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 1/24/2031	534	534
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.60%, 1/24/2031	229	229
		165,300
Total Loan Assignments (Cost $173,633)		172,165
Foreign Government Securities — 1.5%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (c)	300	284
8.00%, 11/26/2029 (a)	1,550	1,403
8.00%, 11/26/2029 (c)	780	706
8.75%, 4/14/2032 (c)	1,050	935
9.13%, 11/26/2049 (c)	1,840	1,516
		4,844
Argentina — 0.1%
Argentine Republic
1.00%, 7/9/2029	1,785	1,035
4.12%, 7/9/2035 (h)	5,116	2,139
5.00%, 1/9/2038 (h)	1,486	686
3.50%, 7/9/2041 (h)	3,395	1,353
4.12%, 7/9/2046 (h)	5,160	2,282
		7,495
Bahamas — 0.0% ^
Commonwealth of the Bahamas 6.00%, 11/21/2028 (c)	900	831
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (c)	1,400	1,456
6.75%, 9/20/2029 (c)	200	205
5.45%, 9/16/2032 (a)	481	447
6.00%, 9/19/2044 (c)	1,500	1,241
7.50%, 9/20/2047 (c)	970	936
		4,285
Benin — 0.0% ^
Benin Government Bond 7.96%, 2/13/2038 (a)	1,010	942

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Brazil — 0.1%
Federative Republic of Brazil
6.13%, 1/22/2032	880	876
8.25%, 1/20/2034	785	904
5.63%, 1/7/2041	950	852
5.00%, 1/27/2045	1,230	976
7.13%, 5/13/2054	1,155	1,141
		4,749
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	642
8.00%, 4/20/2033	950	996
7.50%, 2/2/2034	593	602
7.38%, 9/18/2037	1,000	985
6.13%, 1/18/2041	950	808
5.00%, 6/15/2045	1,370	976
5.20%, 5/15/2049	420	301
4.13%, 5/15/2051	1,000	608
8.75%, 11/14/2053	1,002	1,066
		6,984
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,128
7.00%, 4/4/2044 (c)	1,100	1,140
7.30%, 11/13/2054 (a)	819	872
		3,140
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	790	734
7.05%, 2/3/2031 (a)	1,330	1,396
4.88%, 9/23/2032 (a)	1,090	998
7.45%, 4/30/2044 (c)	1,580	1,695
6.85%, 1/27/2045 (c)	500	505
6.50%, 2/15/2048 (c)	1,950	1,890
5.88%, 1/30/2060 (a)	880	765
		7,983
Ecuador — 0.1%
Republic of Ecuador
6.90%, 7/31/2030 (c) (h)	4,410	2,986
5.50%, 7/31/2035 (c) (h)	2,240	1,186
5.00%, 7/31/2040 (c) (h)	5,500	2,659
		6,831
Egypt — 0.1%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	665	623
3.88%, 2/16/2026 (c)	600	562

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
7.50%, 1/31/2027 (c)	2,670	2,593
7.60%, 3/1/2029 (c)	800	745
5.88%, 2/16/2031 (a) (d)	482	383
7.05%, 1/15/2032 (a)	880	722
7.63%, 5/29/2032 (a)	750	628
7.63%, 5/29/2032 (c)	400	335
8.70%, 3/1/2049 (c)	1,550	1,188
8.70%, 3/1/2049 (a)	1,520	1,165
8.88%, 5/29/2050 (c)	250	193
8.15%, 11/20/2059 (a)	1,050	758
		9,895
El Salvador — 0.1%
Republic of El Salvador
6.38%, 1/18/2027 (c)	1,304	1,189
8.63%, 2/28/2029 (c)	189	172
0.25%, 4/17/2030 (a)	3,490	98
9.25%, 4/17/2030 (a)	3,490	3,174
7.12%, 1/20/2050 (c)	1,437	947
9.50%, 7/15/2052 (c)	1,000	809
		6,389
Gabon — 0.0% ^
Gabonese Republic 6.95%, 6/16/2025 (c)	1,050	945
Ghana — 0.0% ^
Republic of Ghana
Zero Coupon, 4/7/2025 (c)	900	374
8.13%, 1/18/2026 (c)	1,500	770
7.88%, 3/26/2027 (c) (i)	1,600	806
8.63%, 6/16/2049 (c) (i)	1,700	850
		2,800
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (c)	250	242
6.13%, 6/1/2050 (a)	720	661
		903
Honduras — 0.0% ^
Republic of Honduras 6.25%, 1/19/2027 (c)	1,500	1,441
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (c)	1,608	1,519
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (c) (h)	181	169
6.13%, 6/15/2033 (c)	3,830	3,403
8.25%, 1/30/2037 (a)	532	514
		4,086

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan — 0.0% ^
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (c)	400	366
5.85%, 7/7/2030 (a)	1,810	1,656
		2,022
Kenya — 0.0% ^
Republic of Kenya
7.00%, 5/22/2027 (c)	400	379
7.25%, 2/28/2028 (c)	562	509
9.75%, 2/16/2031 (a)	1,646	1,562
6.30%, 1/23/2034 (a)	483	360
		2,810
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (c) (i)	625	41
6.85%, 3/23/2027 (c) (i)	2,639	171
6.65%, 11/3/2028 (c) (i)	3,415	222
		434
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (a)	340	356
4.45%, 7/7/2031 (c)	1,000	863
		1,219
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (c) (h)	1,000	849
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (c)	400	394
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,123
6.50%, 11/28/2027 (c)	2,020	1,859
8.75%, 1/21/2031 (c)	780	725
7.88%, 2/16/2032 (c)	1,510	1,310
7.63%, 11/28/2047 (c)	600	438
7.63%, 11/28/2047 (a)	1,290	943
		6,398
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (c)	340	345
6.75%, 1/17/2048 (c)	1,170	1,217
7.00%, 1/25/2051 (c)	1,600	1,718
7.00%, 1/25/2051 (a)	301	323
		3,603

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 0.0% ^
Islamic Republic of Pakistan
8.25%, 9/30/2025 (c)	550	531
6.00%, 4/8/2026 (c)	450	407
6.88%, 12/5/2027 (c)	1,500	1,286
7.38%, 4/8/2031 (a)	554	440
7.38%, 4/8/2031 (c)	600	477
8.88%, 4/8/2051 (c)	767	575
		3,716
Paraguay — 0.0% ^
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	420
6.10%, 8/11/2044 (c)	1,730	1,703
5.60%, 3/13/2048 (c)	350	319
5.40%, 3/30/2050 (a)	950	847
5.40%, 3/30/2050 (c)	500	446
		3,735
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (c)	1,000	804
Senegal — 0.0% ^
Republic of Senegal
6.25%, 5/23/2033 (c)	1,000	840
6.75%, 3/13/2048 (c)	650	467
6.75%, 3/13/2048 (a)	460	331
		1,638
South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/2028	2,380	2,222
6.25%, 3/8/2041	2,500	2,179
5.00%, 10/12/2046	700	504
5.75%, 9/30/2049	1,550	1,191
7.30%, 4/20/2052	600	553
		6,649
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
6.13%, 6/3/2025 (c)	2,834	1,578
6.83%, 7/18/2026 (c)	1,216	682
6.20%, 5/11/2027 (c) (i)	2,400	1,335
7.55%, 3/28/2030 (c) (i)	720	403
		3,998
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (c) (j)	1,015	981
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,546	1,666

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Turkey—continued
Republic of Turkiye (The)
9.88%, 1/15/2028	4,376	4,848
5.13%, 2/17/2028	940	904
9.38%, 3/14/2029	1,500	1,654
5.25%, 3/13/2030	1,050	979
9.13%, 7/13/2030	900	997
9.38%, 1/19/2033	1,618	1,838
6.00%, 1/14/2041	1,040	881
4.88%, 4/16/2043	1,120	804
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (a)	617	641
9.00%, 1/28/2027 (a)	312	325
		15,537
Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela
11.75%, 10/21/2026 (c) (i)	830	149
9.25%, 5/7/2028 (c) (i)	3,810	654
11.95%, 8/5/2031 (c) (i)	3,018	537
		1,340
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (a) (h)	1,623	1,420
0.50%, 12/31/2053 (a)	1,524	771
		2,191
Total Foreign Government Securities (Cost $145,617)		134,380
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (q)	76	2,022
Morgan Stanley,
Series I, 6.38%, 10/15/2024 ($25 par value) (q)	72	1,801
Series K, 5.85%, 4/15/2027 ($25 par value) (q)	295	7,201
Series P, 6.50%, 10/15/2027 ($25 par value) (q)	167	4,294
Series Q, 6.63%, 10/15/2029 ($25 par value) (q)	300	7,758
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	1,652
SCE Trust VI 5.00%, 9/6/2024 ($25 par value) (q)	387	7,569
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	122	2,655

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
United States — continued
Wells Fargo & Co.,
Series Y, 5.63%, 9/15/2024 ($25 par value) (q)	74	1,780
Series Z, 4.75%, 3/15/2025 ($25 par value) (q)	537	10,954
Total Preferred Stocks (Cost $51,593)		47,686
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%
United States — 0.5%
U.S. Treasury Notes
4.13%, 1/31/2025 (r)	47,393	47,164
4.63%, 11/15/2026	400	404
Total U.S. Treasury Obligations (Cost $47,640)		47,568
	SHARES (000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ * (Cost $932)	4	7,200
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%
United States — 0.1%
DISH Network Corp. 3.38%, 8/15/2026	4,533	2,754
Gulfport Energy Corp. 10.00%, 9/9/2024 ‡ (f) (g)	—	3,354
Liberty Interactive LLC 3.75%, 2/15/2030	320	109
Total Convertible Bonds (Cost $5,219)		6,217
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	92	89
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	201	192
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	524	422
Pool # MA4465, 2.00%, 11/1/2051	47	38
Pool # MA4548, 2.50%, 2/1/2052	17	15
Pool # MA4563, 2.50%, 3/1/2052	52	44
Pool # MA4564, 3.00%, 3/1/2052	15	13

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
United States — continued
Pool # MA4624, 3.00%, 6/1/2052	67	59
Pool # MA4733, 4.50%, 9/1/2052	89	85
Total Mortgage-Backed Securities (Cost $1,093)		957
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group plc expiring 12/31/2049, price 4,149.00 GBP *	17	—
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	475
Total Warrants (Cost $—)		475
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 2.8%
Certificates of Deposits — 0.0% ^
Kookmin Bank, 5.47%, 5/14/2025(Cost $143)	143	143
Commercial Paper — 0.0% ^
Brookfield Corporate Treasury Ltd., 5.87%, 9/26/2024 (a) (s)	250	248
Caisse d'Amortissement de la Dette Sociale, 5.30%, 4/1/2025 (a) (s)	250	241
Cisco Systems, Inc., 5.24%, 1/24/2025 (a)	250	244
DNB Bank ASA, 5.49%, 5/29/2025 (a)	246	236
EIDP, Inc., 5.55%, 10/8/2024 (a)	250	247
HSBC USA, Inc., 6.23%, 8/29/2024 (a) (s)	701	697
Kookmin Bank, 5.51%, 1/17/2025 (a) (s)	375	365
National Bank of Canada, 5.55%, 4/30/2025 (a) (s)	250	241
Total Commercial Paper (Cost $2,518)		2,519
	SHARES (000)
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (m) (t)	14,302	14,307
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (m) (t)	141,462	141,504
Total Investment Companies (Cost $155,787)		155,811
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (m) (t)	72,940	72,948
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (m) (t)	8,599	8,599
Total Investment of Cash Collateral from Securities Loaned (Cost $81,544)		81,547
Total Short-Term Investments (Cost $239,992)		240,020

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.6% (Cost $8,373,968)		8,683,747
Liabilities in Excess of Other Assets — (0.6)%		(53,190)
NET ASSETS — 100.0%		8,630,557

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2024.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $78,418.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2024 is $209,467 or 2.43% of the Fund’s net
assets as of July 31, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2024.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2024.

(i)	Defaulted security.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2024.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of July 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2024.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The rate shown is the effective yield as of July 31, 2024.
(t)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	9.7%
Banks	8.5
Oil, Gas & Consumable Fuels	6.4
Convertible Bonds	5.8
Commercial Mortgage-Backed Securities	4.0
Collateralized Mortgage Obligations	3.7
Media	3.1
Diversified Telecommunication Services	2.7
Electric Utilities	2.5
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.5
Asset-Backed Securities	2.3
Pharmaceuticals	2.1
Hotels, Restaurants & Leisure	2.1
Chemicals	2.0
Insurance	1.9
Automobile Components	1.7
Health Care Providers & Services	1.7
Software	1.6
Foreign Government Securities	1.5
Specialty Retail	1.3
Consumer Finance	1.2
Machinery	1.1
Food Products	1.1
Commercial Services & Supplies	1.1
Others (each less than 1.0%)	23.1
Short-Term Investments	2.8
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	18,801	09/19/2024	USD	2,109,825	54,160
NASDAQ 100 E-Mini Index	81	09/20/2024	USD	31,586	(592)
S&P 500 E-Mini Index	474	09/20/2024	USD	131,731	1,314
					54,882

Abbreviations
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$44,266	$977	$45,243
Jersey	—	2,463	—	2,463
United States	—	145,634	10,192	155,826
Total Asset-Backed Securities	—	192,363	11,169	203,532
Collateralized Mortgage Obligations
United States	—	309,953	9,088	319,041
Commercial Mortgage-Backed Securities	—	344,050	—	344,050
Common Stocks
Australia	—	49,056	—	49,056
Austria	—	11,449	—	11,449
Belgium	—	4,992	—	4,992
Brazil	16,057	—	—	16,057
Canada	67,944	—	—	67,944
Chile	1,490	—	—	1,490
China	16,267	81,635	—	97,902
Denmark	—	24,709	—	24,709
Finland	3,205	23,849	—	27,054
France	—	168,087	—	168,087
Germany	—	59,244	—	59,244
Hong Kong	798	13,569	—	14,367
India	13,898	31,931	—	45,829
Indonesia	—	16,798	—	16,798
Ireland	24,734	1,028	—	25,762
Israel	762	214	—	976
Italy	—	48,725	—	48,725
Japan	—	114,674	—	114,674
Luxembourg	—	—	10,274	10,274
Mexico	17,380	—	—	17,380
Netherlands	—	50,042	—	50,042
New Zealand	—	1,046	—	1,046
Norway	5,701	10,053	—	15,754
Poland	—	1,422	—	1,422
Portugal	—	1,143	—	1,143
Russia	—	—	106	106
Saudi Arabia	—	17,247	—	17,247
Singapore	1,182	26,494	—	27,676
South Africa	2,011	13,734	—	15,745
South Korea	—	55,696	—	55,696
Spain	—	30,556	—	30,556
Sweden	—	37,391	—	37,391
Switzerland	—	23,230	—	23,230

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$—	$116,124	$—	$116,124
Thailand	5,964	—	—	5,964
United Kingdom	9,094	148,368	—	157,462
United States	1,300,315	78,370	13,620	1,392,305
Total Common Stocks	1,486,802	1,260,876	24,000	2,771,678
Convertible Bonds
United States	—	2,863	3,354	6,217
Convertible Preferred Stocks	—	—	7,200	7,200
Corporate Bonds
Australia	—	1,420	—	1,420
Austria	—	2,181	—	2,181
Azerbaijan	—	1,219	—	1,219
Bahrain	—	1,184	—	1,184
Brazil	—	4,804	—	4,804
Canada	—	154,000	—	154,000
Colombia	—	2,485	—	2,485
Denmark	—	883	—	883
Finland	—	11,038	—	11,038
France	—	74,724	—	74,724
Germany	—	3,651	—	3,651
Guatemala	—	1,119	—	1,119
India	—	1,332	—	1,332
Ireland	—	4,842	— (a)	4,842
Israel	—	1,071	—	1,071
Italy	—	8,550	—	8,550
Japan	—	8,679	—	8,679
Luxembourg	—	31,723	— (a)	31,723
Macau	—	822	—	822
Mexico	—	14,413	—	14,413
Morocco	—	3,256	—	3,256
Netherlands	—	38,891	—	38,891
Norway	—	2,041	—	2,041
Paraguay	—	272	—	272
Peru	—	1,434	—	1,434
South Africa	—	2,163	—	2,163
Spain	—	35,943	—	35,943
Sweden	—	9,309	—	9,309
Switzerland	—	24,487	—	24,487
Turkey	—	409	—	409
United Kingdom	—	89,511	—	89,511
United States	—	2,456,634	4,312	2,460,946
Uzbekistan	—	1,145	—	1,145
Venezuela, Bolivarian Republic of	—	1,289	—	1,289
Total Corporate Bonds	—	2,996,924	4,312	3,001,236
Equity Linked Notes	—	500,992	—	500,992
Exchange-Traded Funds	886,550	—	—	886,550

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$134,380	$—	$134,380
Loan Assignments
Canada	—	2,676	—	2,676
France	—	537	—	537
Germany	—	600	—	600
Luxembourg	—	2,273	—	2,273
Netherlands	—	779	—	779
United States	—	157,786	7,514	165,300
Total Loan Assignments	—	164,651	7,514	172,165
Mortgage-Backed Securities	—	957	—	957
Preferred Stocks
United States	46,034	—	1,652	47,686
U.S. Treasury Obligations	—	47,568	—	47,568
Warrants	—	— (a)	475	475
Short-Term Investments
Certificates of Deposits	—	143	—	143
Commercial Paper	—	2,519	—	2,519
Investment Companies	155,811	—	—	155,811
Investment of Cash Collateral from Securities Loaned	81,547	—	—	81,547
Total Short-Term Investments	237,358	2,662	—	240,020
Total Investments in Securities	$2,656,744	$5,958,239	$68,764	$8,683,747
Appreciation in Other Financial Instruments
Futures Contracts	$55,474	$—	$—	$55,474
Depreciation in Other Financial Instruments
Futures Contracts	(592)	—	—	(592)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$54,882	$—	$—	$54,882

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2024
Investments in Securities:
Asset-Backed Securities	$13,369	$—	$22	$(3)	$979	$(5,847)	$2,649	$—	$11,169
Collateralized Mortgage Obligations	2	—	70	— (a)	9,376	(360)	—	—	9,088
Common Stocks	13,439	314	5,515	—	5,086	(354)	—	—	24,000
Convertible Bonds	2,817	—	537	—	—	—	—	—	3,354
Convertible Preferred Stocks	7,518	—	(318)	—	—	—	—	—	7,200
Corporate Bonds	1,302	(1,953)	(3,740)	505	2,057	(1,223)	8,656	(1,292)	4,312
Loan Assignments	7,303	—	(678)	(911)	8,976	(7,176)	—	—	7,514
Preferred Stocks	1,517	(218)	353	—	—	—	—	—	1,652
Rights	622	1,261	(622)	—	—	(1,261)	—	—	—

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of October 31, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2024
Warrants	$772	$—	$(297)	$—	$—	$—	$—	$—	$475
Total	$48,661	$(596)	$842	$(409)	$26,474	$(16,221)	$11,305	$(1,292)	$68,764

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $694.
There were no significant transfers into or out of level 3 for the period ended July 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at July 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$177	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	177
	993	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 18.00% (6.71%)
			Constant Default Rate	5.00% - 12.00% (11.08%)
			Yield (Discount Rate of Cash Flows)	7.62% - 10.09% (7.95%)

Asset-Based Securities	993
	9,083	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	6.66% (6.66%)
Convertible Bonds	9,083
	2,626	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (99.58%)
	4,888	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	24.01% - 50.05% (29.42%)

Loan Assignments	7,514
	4,160	Terms of Restructuring	Expected Recovery	0.01% - 284.20% (202.88%)

Corporate Bonds	4,160
	3,354	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	3,354

Total	25,281

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At July 31, 2024, the value of these investments was $43,483. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$551,824	$—	$144,850	$(6,970)	$56,177	$456,181	7,936	$30,338	$—
JPMorgan Income ETF (a)	42,640	—	—	—	1,716	44,356	967	2,065	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	182,533	167,555	—	—	35,925	386,013	7,186	18,773	—
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	39,996	474,665	500,356	9	(7)	14,307	14,302	1,165	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	219,469	5,032,924	5,110,770	(109)	(10)	141,504	141,462	8,703	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	121,961	217,001	266,000	(17)	3	72,948	72,940	4,016	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	16,720	160,026	168,147	—	—	8,599	8,599	514	—
Total	$1,175,143	$6,052,171	$6,190,123	$(7,087)	$93,804	$1,123,908		$65,574	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.